UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Item 1.	Schedule of Investments.

The schedule of investments as of November 30, 2005 is filed herewith.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

AGGRESSIVE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES (1) - 100.17%
Bond Fund - 5.51%

VALIC Co. II Core Bond Fund	235,468	$2,295,816

International Equity Fund - 26.05%

VALIC Co. II International Small Cap Equity Fund	743,857	10,852,872

Large Cap Equity Funds - 60.10%

VALIC Co. II Capital Appreciation Fund	1,348,870	12,355,651
VALIC Co. II Large Cap Value Fund	903,180	12,689,685

		25,045,336

Mid Cap Equity Funds - 5.81%

VALIC Co. II Mid Cap Growth Fund	65,117	1,210,522
VALIC Co. II Mid Cap Value Fund	157,415	1,210,518

		2,421,040

Small Cap Equity Funds - 2.70%

VALIC Co. II Small Cap Growth Fund	43,067	542,642
VALIC Co. II Small Cap Value Fund	37,104	584,387

		1,127,029

TOTAL LONG-TERM INVESTMENT SECURITIES
(Cost $37,013,433) (2)	100.17%	41,742,093
Liabilities in excess of other assets	(0.17)%	(71,778)

NET ASSETS -	100.00%	$41,670,315

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.54%
Advertising - 1.45%

Getty Images, Inc.+	7,800	$712,062

Aerospace/Defense - 5.24%

Boeing Co.	15,300	1,043,307
L-3 Communications Holdings, Inc.	7,800	581,100
United Technologies Corp.	17,500	942,200

		2,566,607

Banks - 1.19%

Northern Trust Corp.	11,100	584,859

Beverages - 1.18%

Coca-Cola Co.	13,600	580,584

Broadcasting - 1.07%

Univision Communications, Inc., Class A+	17,300	522,979

Chemical - 2.92%

Chemtura Corp.	35,400	426,570
Monsanto Co.	13,700	1,003,799

		1,430,369

Conglomerates - 1.05%

General Electric Co.	14,400	514,368

Drugs - 3.83%

Barr Pharmaceuticals, Inc.+	4,100	235,135
Forest Laboratories, Inc.+	11,600	453,212
Sepracor, Inc.+	9,200	505,816
Wyeth	16,400	681,584

		1,875,747

Electronics/Electrical Equipment - 1.97%

Comverse Technology, Inc.+	28,800	754,848
Solectron Corp.+	58,800	211,092

		965,940

Financial Services - 4.55%

American Express Co.	14,300	735,306
Capital One Financial Corp.	10,500	872,130
Citigroup, Inc.	12,800	621,440

		2,228,876

Foods - 1.08%

Wm. Wrigley Jr. Co.	7,700	528,143

Healthcare - 3.54%

Dade Behring Holdings, Inc.	30,100	1,230,789
Medco Health Solutions, Inc.+	9,400	504,310

		1,735,099

Hospital Supplies - 3.96%

Johnson & Johnson	15,500	957,125
St. Jude Medical, Inc.+	20,600	984,062

		1,941,187

Household Products - 2.55%

Procter & Gamble Co.	21,900	1,252,461

Information Processing - Hardware - 2.13%

Apple Computer, Inc.+	15,400	1,044,428

Information Processing - Services - 8.20%

CACI International, Inc., Class A+	4,700	260,192
eBay, Inc.+	17,700	793,137
Google, Inc.+	1,500	607,485
Macromedia, Inc.+	20,400	915,144
VeriSign, Inc.+	40,600	902,538
Yahoo!, Inc.+	13,500	543,105

		4,021,601

Information Processing - Software - 7.62%

Microsoft Corp.	77,200	2,139,212
NAVTEQ Corp.+	18,100	760,200
Salesforce.com, Inc.+	26,300	837,655

		3,737,067

Insurance - 6.34%

Aetna, Inc.	5,900	545,691
Genworth Financial, Inc.	24,300	837,135
UnitedHealth Group, Inc.	9,400	562,684
WellPoint, Inc.+	15,100	1,160,133

		3,105,643

Leisure & Tourism - 4.55%

Activision, Inc.+	15,244	202,898
Cheesecake Factory, Inc., Class A+	6,400	234,496
Electronic Arts, Inc.+	10,100	569,236
Penn National Gaming, Inc.+	15,200	504,184
Starbucks Corp.+	23,600	718,620

		2,229,434

Machinery - 3.40%

Deere & Co.	6,700	464,645
Precision Castparts Corp.	23,600	1,203,364

		1,668,009

Medical - Biomedical/Gene - 5.76%

Amgen, Inc.+	13,400	1,084,462
Genentech, Inc.+	12,200	1,166,564
Genzyme Corp.+	7,700	572,418

		2,823,444

Medical Technology - 0.40%

Martek Biosciences Corp.+	7,500	196,575

Metals - 1.16%

Roper Industries, Inc.	14,400	567,360

Multimedia - 0.70%

E.W. Scripps Co., Class A	7,400	342,990

Oil & Gas - 4.52%

Newfield Exploration Co.+	8,400	388,584
Smith International, Inc.	14,600	551,734
Weatherford International, Ltd.+	4,300	298,893
XTO Energy, Inc.	23,966	975,176

		2,214,387

Retail - 6.68%

Best Buy Co., Inc.	6,300	303,912
CVS Corp.	28,600	772,772
Home Depot, Inc.	20,600	860,668
Kohl’s Corp.+	14,700	676,200
Office Depot, Inc.+	22,300	661,864

		3,275,416

Savings & Loan - 1.00%

Hudson City Bancorp, Inc.	41,300	491,883

Semiconductors - 3.14%

Broadcom Corp., Class A+	11,100	516,594
Intel Corp.	17,900	477,572
Maxim Integrated Products, Inc.	14,900	544,595

		1,538,761

Telecommunications - 4.40%

Avaya, Inc.+	22,200	264,624
Corning, Inc.+	77,700	1,573,425
Motorola, Inc.	13,200	317,988

		2,156,037

Tobacco - 0.96%

Altria Group, Inc.	6,500	473,135

Total Long-Term Investment Securities
(Cost $40,993,923)		47,325,451

REPURCHASE AGREEMENT - 4.10%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $2,008,205 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $2,068,268 (Cost $2,008,000)	$2,008,000	2,008,000

TOTAL INVESTMENTS
(Cost $43,001,923) (1)	100.64%	49,333,451
Liabilities in excess of other assets	(0.64)%	(313,645)

NET ASSETS	100.00%	$49,019,806

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CONSERVATIVE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES (1) - 100.19%
Bond Fund - 47.09%

VALIC Co. II Core Bond Fund	1,621,691	$15,811,492

International Equity Fund - 8.22%

VALIC Co. II International Small Cap Equity Fund	189,075	2,758,597

Large Cap Equity Funds - 39.37%

VALIC Co. II Capital Appreciation Fund	712,494	6,526,444
VALIC Co. II Large Cap Value Fund	476,488	6,694,661

		13,221,105

Mid Cap Equity Funds - 3.81%

VALIC Co. II Mid Cap Growth Fund	34,383	639,188
VALIC Co. II Mid Cap Value Fund	83,119	639,188

		1,278,376

Small Cap Equity Funds - 1.70%

VALIC Co. II Small Cap Growth Fund	21,360	269,131
VALIC Co. II Small Cap Value Fund	19,224	302,773

		571,904

TOTAL LONG-TERM INVESTMENT SECURITIES
(Cost $32,239,589) (2)	100.19%	33,641,474
Liabilities in excess of other assets	(0.19)%	(62,574)

NET ASSETS -	100.00%	$33,578,900

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CORE BOND FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Principal Amount/ Shares	Value (Note 1)
ASSET-BACKED SECURITIES - 4.61%
Financial Services - 4.61%

American Express Credit Account Master Trust, Series 2005-7, Class B:
4.64% due 03/16/15 (1)	$200,000	$199,506
Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
4.59% due 05/25/15	200,000	194,951
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF6B:
5.55% due 08/25/35 (8)	20,000	19,074
Commercial Mtg. Certificates, Series 2004-LB2A Pass Through:
4.22% due 03/10/39 (7)	2,640,000	2,531,699
Granite Mtg. PLC, Series 2003-3, Class 1A3:
4.37% due 01/20/44 (1)(8)	200,000	200,518
Morgan Stanley Capital I, Series 2005-HQ7, Series D Pass Through:
5.21% due 11/14/42 (7)(9)	210,000	208,696
Morgan Stanley Capital I, Series 2005-HQ7, Series G Pass Through:
5.21% due 11/14/42 (9)	315,000	307,975
Residential Funding Mtg. Securities II, Inc., Series 2005-HS2, Class AI4:
5.66% due 12/25/35 (9)	300,000	299,886
Residential Funding Mtg. Securities II, Inc., Series 2005-HS2, Class AI5:
5.47% due 12/25/35 (9)	200,000	199,988

Total Asset-Backed Securities (Cost $4,176,576)		4,162,293

CORPORATE BONDS - 36.18%
Advertising - 0.08%

Affinity Group, Inc.:
9.00% due 02/15/12	75,000	74,813

Aerospace/Defense - 0.26%

Raytheon Co.:
6.75% due 08/15/07	233,000	239,097

Airlines - 0.78%

American Airlines, Inc., Series 2001-1 A2 Pass Through:
6.82% due 05/23/11	260,000	242,637
Atlas Air, Inc., Series 1999-1B Pass Through:
7.63% due 01/02/15	190,086	159,321
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	249,543	247,784
Continental Airlines, Inc., Series 1999-2C1 Pass Through:
7.73% due 03/15/11	13,613	11,295
Delta Air Lines, Inc.:
10.00% due 08/15/08 (3)(6)	100,000	20,250
8.30% due 12/15/29 (3)(6)	105,000	21,525

		702,812

Automotive - 0.22%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14	30,000	22,500
DaimlerChrysler North America Holding Corp.:
4.88% due 06/15/10	81,000	78,773
Ford Motor Co.:
7.45% due 07/16/31	140,000	98,700

		199,973

Banks - 2.10%

BankBoston Capital Trust IV:
4.39% due 06/08/28 (1)	181,000	175,507
Chemical Bank:
6.13% due 11/01/08	138,000	141,880
First Maryland Capital II:
5.10% due 02/01/27 (1)	159,000	155,580
HSBC Bank USA:
5.63% due 08/15/35	210,000	199,681
Key Bank NA:
7.00% due 02/01/11	72,000	77,919
National City Bank, Cleveland:
3.38% due 10/15/07	211,000	205,357
PNC Bank NA:
4.88% due 09/21/17	170,000	161,280
PNC Funding Corp.:
5.75% due 08/01/06	226,000	227,338
Popular North America, Inc.:
4.25% due 04/01/08	237,000	233,030
US Bank NA:
3.90% due 08/15/08	32,000	31,250
Wachovia Corp.:
5.50% due 08/01/35	220,000	208,608
Wells Fargo & Co.:
3.97% due 09/15/09 (1)	79,000	79,087

		1,896,517

Beverages - 0.53%

Anheuser-Busch Cos., Inc.:
5.00% due 03/01/19	187,000	180,317
Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	159,000	205,980
Foster’s Finance Corp.:
6.88% due 06/15/11 *	85,000	91,318

		477,615

Broadcasting - 1.85%

Chancellor Media Corp.:
8.00% due 11/01/08	238,000	253,096
Charter Communications Holdings LLC:
11.13% due 01/15/11	155,000	93,775
Clear Channel Communications, Inc.:
6.88% due 06/15/18	210,000	210,116
Comcast Corp.:
6.50% due 11/15/35	100,000	100,628
Cox Communications, Inc.:
7.63% due 06/15/25	89,000	98,825
7.75% due 11/01/10	229,000	248,115
Nexstar Finance, Inc.:
7.00% due 01/15/14	55,000	49,225
Paxson Communications Corp.:
12.25% due 01/15/09 (4)	305,000	313,769
Viacom, Inc.:
6.63% due 05/15/11	158,000	163,781
Young Broadcasting, Inc.:
10.00% due 03/01/11	150,000	141,000

		1,672,330

Chemical - 0.75%

BCI US Finance Corp.:
9.65% due 07/15/10 *(1)	200,000	203,250
Cytec Industries, Inc.:
6.00% due 10/01/15	170,000	161,870
E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	32,000	30,868
ICI North America, Inc.:
8.88% due 11/15/06	191,000	197,369
Lubrizol Corp.:
4.63% due 10/01/09	85,000	82,956

		676,313

Commercial Services - 1.55%

Hertz Corp.:
4.70% due 10/02/06	264,000	263,213
7.40% due 03/01/11	354,000	343,380
7.63% due 06/01/12	296,000	287,120
Monitronics International, Inc.:
11.75% due 09/01/10	110,000	108,488
PHH Corp.:
6.00% due 03/01/08	193,000	195,550
Rent-Way, Inc.:
11.88% due 06/15/10	184,000	198,720

		1,396,471

Drugs - 0.55%

American Home Products Corp.:
6.95% due 03/15/11	100,000	107,628
Merck & Co., Inc.:
2.50% due 03/30/07	116,000	112,356
Pfizer, Inc.:
2.50% due 03/15/07	185,000	179,791
Wyeth:
6.00% due 02/15/36 *	100,000	100,844

		500,619

Electronics/Electrical Equipment - 0.09%

Avnet, Inc.:
6.00% due 09/01/15	85,000	81,837

Financial Services - 8.21%

Allstate Life Global Funding Trust:
3.85% due 01/25/08	90,000	88,125
Ambac Financial Grp Inc:
5.95% due 12/05/35	200,000	200,000
American Express Credit Corp.:
5.30% due 12/02/15	180,000	179,420
Ameriprise Financial, Inc.:
5.35% due 11/15/10	204,000	204,738
BAE Systems Holdings, Inc.:
4.75% due 08/15/10 *	386,000	377,866
5.20% due 08/15/15 *	193,000	187,965
6.40% due 12/15/11 *	380,000	399,483
Barrick Gold Finance Co.:
5.80% due 11/15/34	105,000	99,789
Bear Stearns Cos., Inc.:
5.30% due 10/30/15	85,000	84,227
Consolidated Communications Illinois / Texas Holdings, Inc.:
9.75% due 04/01/12	150,000	156,375
Countrywide Home Loans, Inc.:
5.50% due 08/01/06	289,000	290,417
Devon Financing Corp. ULC:
6.88% due 09/30/11	150,000	163,339
Fidelity National Financial, Inc.:
5.25% due 03/15/13	85,000	78,833
Ford Motor Credit Co.:
5.70% due 01/15/10	110,000	96,484
5.80% due 01/12/09	184,000	164,147
6.38% due 11/05/08	213,000	195,885
8.63% due 11/01/10	95,000	90,875
General Electric Capital Corp.:
2.80% due 01/15/07	213,000	208,432
5.38% due 03/15/07	193,000	194,393
6.75% due 03/15/32	319,000	366,705
General Motors Acceptance Corp.:
8.00% due 11/01/31	800,000	784,504
Household Finance Corp.:
7.00% due 05/15/12	170,000	185,227
ING USA Global Funding Trust:
4.50% due 10/01/10	200,000	195,414
JPMorgan Chase & Co.:
5.15% due 10/01/15	39,000	38,208
Lehman Brothers Holdings, Inc.:
4.50% due 07/26/10	200,000	195,062
MBNA America Bank NA:
7.13% due 11/15/12	85,000	94,495
MBNA Corp.:
4.63% due 09/15/08	305,000	302,527
Merrill Lynch & Co., Inc.:
4.79% due 08/04/10	152,000	149,821
Morgan Stanley:
5.38% due 10/15/15	170,000	168,791

National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	153,000	149,732
Pricoa Global Funding I:
4.63% due 06/25/12 *	85,000	82,273
Principal Life Global Funding:
5.13% due 06/28/07 *	50,000	50,017
PX Escrow Corp.:
9.63% due 02/01/06 (4)	25,000	23,750
Residential Asset Securities Corp.:
4.54% due 12/25/33	200,000	195,578
Residential Capital Corp.:
6.38% due 06/30/10	380,000	383,037
6.88% due 06/30/15	191,000	199,908
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	32,000	32,119
Transamerica Finance Corp.:
6.40% due 09/15/08	79,000	81,974
Xlliac Global Funding:
4.80% due 08/10/10 *	280,000	275,608

		7,415,543

Foods - 0.17%

ConAgra Foods, Inc.:
6.00% due 09/15/06	151,000	152,228

Freight - 0.18%

Ryder System, Inc.:
5.00% due 06/15/12	177,000	167,374

Funeral Services - 0.08%

Service Corp. International:
6.75% due 04/01/16	75,000	73,500

Healthcare - 0.23%

CDRV Investors, Inc.:
9.63% due 01/01/15 (4)	130,000	78,000
Psychiatric Solutions, Inc.:
7.75% due 07/15/15	125,000	129,375

		207,375

Heavy Duty Trucks/Parts - 0.14%

Dana Corp.:
5.85% due 01/15/15	110,000	78,100
Dura Operating Corp.:
8.63% due 04/15/12	60,000	49,800

		127,900

Hospital Management - 0.23%

HCA, Inc.:
6.95% due 05/01/12	200,000	205,500

Hospital Supplies - 0.10%

Universal Hospital Services, Inc.:
10.13% due 11/01/11	85,000	87,125

Information Processing - Services - 0.28%

Computer Sciences Corp.:
3.50% due 04/15/08	85,000	81,230
SunGard Data Systems, Inc.:
10.25% due 08/15/15 *	130,000	131,300
Unisys Corp.:
8.00% due 10/15/12	50,000	45,250

		257,780

Information Processing - Software - 0.04%

Activant Solutions, Inc.:
10.07% due 04/01/10 *(1)	35,000	35,875

Insurance - 1.79%

Allstate Corp.:
5.55% due 05/09/35	100,000	95,495
AMBAC, Inc.:
5.95% due 12/05/35	200,000	200,000
Americo Life, Inc.:
7.88% due 05/01/13 *	109,000	111,999
Assurant, Inc.:
6.75% due 02/15/34	100,000	106,025
Chubb Corp.:
6.00% due 11/15/11	119,000	124,550
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	153,000	148,443
Kingsway America, Inc.:
7.50% due 02/01/14	85,000	87,066
Metropolitan Life Global Funding I:
4.25% due 07/30/09 *	198,000	193,821
4.63% due 08/19/10 *	90,000	88,224
MIC Financing Trust I:
8.38% due 02/01/27 *	68,000	69,804
Ohio Casualty Corp.:
7.30% due 06/15/14	163,000	173,072
Selective Insurance Group, Inc.:
6.70% due 11/01/35 * (9)	100,000	100,315
St. Paul Travelers Cos., Inc.:
5.50% due 12/01/15	119,000	118,365

		1,617,179

Leisure & Tourism - 0.49%

Brunswick Corp.:
5.00% due 06/01/11	134,000	131,264
Hilton Hotels Corp.:
7.20% due 12/15/09	92,000	95,863
MGM Mirage, Inc.:
5.88% due 02/27/14	200,000	189,500
Riviera Holdings Corp.:
11.00% due 06/15/10 (5)	25,000	27,000

		443,627

Medical - Biomedical/Gene - 0.47%

Genentech Inc:
5.25% due 07/15/15	456,000	428,646

Metals - 0.31%

Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	75,000	71,438
Phelps Dodge Corp.:
6.13% due 03/15/34	213,000	206,716

		278,154

Mining - 0.13%

Newmont Mining Corp.:
8.63% due 05/15/11	100,000	115,125

Multimedia - 0.45%

News America, Inc.:
7.30% due 04/30/28	110,000	118,963
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	160,000	188,403
Time Warner, Inc.:
6.63% due 05/15/29	100,000	101,706

		409,072

Oil & Gas - 2.42%

ConocoPhillips:
7.00% due 03/30/29	293,000	346,870
El Paso Production Holding Co.:
7.75% due 06/01/13	470,000	481,750
Encore Acquisition Co.:
6.00% due 07/15/15	44,000	40,480
6.25% due 04/15/14	26,000	24,765
Enterprise Products Operating LP:
6.88% due 03/01/33	230,000	239,408
Hanover Compressor Co.:
9.00% due 06/01/14	100,000	108,500
Hilcorp Energy LP:
10.50% due 09/01/10 *	85,000	94,137
KeySpan Corp.:
4.90% due 05/16/08	423,000	422,404
PTT PLC:
5.88% due 08/03/35 *	129,000	120,653
Seitel, Inc.:
11.75% due 07/15/11	100,000	110,500
Southern California Gas Co.:
5.75% due 11/15/35	200,000	199,935

		2,189,402

Paper/Forest Products - 0.44%

Georgia-Pacific Corp.:
8.00% due 01/15/14	80,000	88,700
Packaging Corp. of America:
5.75% due 08/01/13	211,000	200,374
Pliant Corp.:
11.13% due 09/01/09 (11)(12)	126,000	108,990

		398,064

Pollution Control - 0.08%

Republic Services, Inc.:
6.09% due 03/15/35	75,000	74,951

Railroads & Equipment - 0.55%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	91,000	109,953
8.13% due 04/15/20	182,000	226,916
Norfolk Southern Corp.:
5.59% due 05/17/25	158,000	155,982

		492,851

Real Estate - 0.20%

Brascan Corp.:
8.13% due 12/15/08	166,000	179,630

Real Estate Investment Trusts - 0.09%

Commercial Net Lease Realty:
6.15% due 12/15/15	85,000	85,411

Retail - 0.23%

May Department Stores Co.:
6.65% due 07/15/24	200,000	205,376

Savings & Loan - 1.29%

Charter One Bank FSB:
6.38% due 05/15/12	501,000	535,659
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	280,000	273,538
World Savings Bank FSB:
4.13% due 12/15/09	363,000	352,308

		1,161,505

Schools - 0.25%

Tulane University of Louisiana:
5.17% due 11/15/12 (1)(9)	225,000	225,000

Telecommunications - 3.25%

Alltel Corp.:
4.66% due 05/17/07	151,000	150,236
America Movil SA de CV:
6.38% due 03/01/35	91,000	88,008
American Cellular Corp.:
10.00% due 08/01/11	500,000	541,250
AT&T Wireless Services, Inc.:
7.88% due 03/01/11	592,000	662,991
Corning, Inc.:
6.85% due 03/01/29	101,000	100,405
GTE Northwest, Inc.:
5.55% due 10/15/08	95,000	94,680
ICO North America, Inc.:
7.50% due 08/15/09 (9)(10)	25,000	25,750
LCI International, Inc.:
7.25% due 06/15/07	500,000	498,750

New England Telgraph & Telegraph Co.:
7.88% due 11/15/29	115,000	127,000
New York Telephone Co.:
7.00% due 06/15/13	126,000	132,389
Sprint Capital Corp.:
6.88% due 11/15/28	113,000	121,368
Triton PCS, Inc.:
8.50% due 06/01/13	25,000	23,625
Verizon New York, Inc., Series B:
7.38% due 04/01/32	364,000	373,511

		2,939,963

Tobacco - 0.20%

Alliance One International, Inc.:
12.75% due 11/15/12 *	235,000	180,950

Utilities - Electric - 4.45%

AES Corp.:
7.75% due 03/01/14	250,000	259,375
Calpine Corp.:
4.75% due 11/15/23 (11)(12)	775,000	186,969
8.75% due 07/15/13 *(11)(12)	625,000	468,750
Carolina Power & Light Co.:
5.25% due 12/15/15	170,000	168,068
Centerpoint Energy, Inc.:
5.88% due 06/01/08	190,000	192,687
Cleco Power LLC:
6.50% due 12/01/35	200,000	197,402
Consolidated Edison, Inc.:
3.63% due 08/01/08	191,000	184,807
Consolidated Natural Gas Co.:
5.38% due 11/01/06	94,000	94,370
Dominion Resources, Inc.:
5.95% due 06/15/35	100,000	95,952
Entergy Louisiana, Inc.:
5.83% due 11/01/10	255,000	253,916
Georgia Power Co.:
6.20% due 02/01/06	150,000	150,392
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	41,000	44,899
Indiantown Cogeneration, LP:
9.26% due 12/15/10	69,698	75,084
Old Dominion Electric Cooperative:
5.68% due 12/01/28	47,000	47,513
Pepco Holding, Inc.:
5.50% due 08/15/07	193,000	194,194
PSEG Power LLC:
5.50% due 12/01/15	85,000	83,414
7.75% due 04/15/11	115,000	126,873
PSI Energy, Inc.:
6.12% due 10/15/35	90,000	89,844
7.85% due 10/15/07	287,000	300,719
Puget Sound Energy, Inc.:
5.20% due 10/01/15	268,000	264,315
Reliant Resources, Inc.:
9.50% due 07/15/13	50,000	51,000
Southern Energy Corp.:
7.90% due 07/15/09 +*(3)(6)	150,000	182,625
Virginia Electric and Power Co.:
4.10% due 12/15/08	157,000	152,729
5.75% due 03/31/06	152,000	152,494

		4,018,391

Utilities - Gas, Distribution - 0.17%

Sempra Energy:
4.62% due 05/17/07	151,000	150,016

Utilities - Gas, Pipeline - 0.50%

NGC Corp. Capital Trust I:
8.32% due 06/01/27	300,000	264,000
Reliant Energy Resources Corp.:
7.75% due 02/15/11	170,000	188,142

		452,142

Total Corporate Bonds

(Cost $33,359,682)		32,694,052

FOREIGN BONDS - 11.07%

Banks - 0.73%

Banco Continental de Panama:
6.63% due 12/01/10 *(9)	228,000	227,881
HBOS Treasury Services PLC:
3.50% due 11/30/07 *	251,000	244,660
NIB Capital Bank NV:
5.82% due 12/11/13 *(2)	190,000	186,669

		659,210

Broadcasting - 0.37%

Grupo Televisa SA:
6.63% due 03/18/25	176,000	174,559
Telenet Group Holding NV:
11.50% due 06/15/14 *(4)	196,000	159,250

		333,809

Conglomerates - 0.59%

Tyco International Group SA:
6.75% due 02/15/11	429,000	449,900
6.88% due 01/15/29	80,000	85,553

		535,453

Drugs - 0.24%

Elan Finance PLC/ Elan Finance Corp.:
7.75% due 11/15/11	240,000	220,200

Financial Services - 2.10%

Aries Vermogensverwaltung GmbH:
9.60% due 10/25/14	500,000	644,050
Diageo Capital PLC:
4.38% due 05/03/10	166,000	162,144
FBG Finance, Ltd.:
5.88% due 06/15/35 *	100,000	96,511
HBOS Capital Funding LP:
6.85% due 03/29/49	288,000	289,440
Nationwide Building Society:
2.63% due 01/30/07 *	153,000	149,241
Nell AF SARL:
8.38% due 08/15/15 *	200,000	196,000
SovRisc BV:
4.63% due 10/31/08 *	174,000	173,404
UFJ Finance Aruba AEC:
6.75% due 07/15/13	175,000	189,956

		1,900,746

Government Agencies - 4.94%

Brazil Federative Republic:
8.00% due 01/15/18	250,000	262,500
10.50% due 07/14/14	70,000	83,510
Government of United Kingdom:
2.25% due 07/08/08 *	123,000	116,483
Quebec Province Canada:
7.50% due 09/15/29	224,000	289,713
Republic of Argentina:
4.01% due 08/03/12 (1)	250,000	196,500
8.28% due 12/31/33	266,513	223,071
Republic of Turkey:
9.00% due 06/30/11	65,000	73,531
11.88% due 01/15/30	600,000	892,500
Republic of Venezuela:
8.50% due 10/08/14	35,000	37,468
9.25% due 09/15/27	800,000	923,200
Russian Federation:
5.00% due 03/31/30 *(4)	102,000	113,985
8.25% due 03/31/10	470,000	500,738
United Mexican States:
6.63% due 03/03/15	500,000	540,000
7.50% due 04/08/33	176,000	206,184

		4,459,383

Insurance - 0.18%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	175,000	159,688

Machinery - 0.08%

Atlas Copco AB:
6.50% due 04/01/08 *	73,000	74,872

Metals - 0.33%

CSN Islands VIII Corp.:
10.00% due 01/15/15 *	75,000	83,062
Inco, Ltd.:
7.20% due 09/15/32	124,000	133,274
Noranda, Inc.:
6.00% due 10/15/15	85,000	85,005

		301,341

Mining - 0.12%

Teck Cominco, Ltd.:
6.13% due 10/01/35	110,000	105,532

Oil & Gas - 0.43%

Nexen, Inc.:
5.88% due 03/10/35	193,000	186,017
Petro-Canada:
7.00% due 11/15/28	182,000	202,031

		388,048

Paper/Forest Products - 0.09%

Abitibi-Cons., Inc.:
8.55% due 08/01/10	75,000	76,688

Retail - 0.13%

Jean Coutu Group, Inc.:
8.50% due 08/01/14	125,000	115,938

Telecommunications - 0.74%

British Telecommunications PLC:
7.88% due 12/15/05	32,000	32,026
Telecom Italia Capital SA:
4.00% due 01/15/10	117,000	111,334
6.00% due 09/30/34	207,000	197,924
Telus Corp.:
7.50% due 06/01/07	268,000	277,228
8.00% due 06/01/11	45,000	50,548

		669,060

Total Foreign Bonds
(Cost $9,783,256)		9,999,968

UNITED STATES GOVERNMENT BONDS - 36.44%
Government Agencies - 30.44%

Federal Home Loan Bank:
3.90% due 02/25/08	365,000	358,709
4.00% due 01/23/07	300,000	297,717
4.50% due 09/08/08	440,000	437,322

Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07	340,000	335,731
4.35% due 06/02/08	420,000	414,982
4.45% due 03/06/08	205,000	203,535
4.50% due 02/01/19	778,923	754,776
4.50% due 07/01/19	602,545	583,865
4.50% due 08/01/20	493,835	477,724
4.50% due 11/01/18	686,589	666,139
5.00% due 03/01/19	323,471	318,963
5.00% due 06/01/34	1,449,264	1,397,141
5.00% due 08/01/35	1,488,285	1,431,705
5.00% due 10/01/33	73,203	70,661
5.00% due 11/01/35	1,099,890	1,058,075
5.00% due 12/01/34	522,486	503,695
5.50% due 02/01/35	634,292	625,728
5.50% due 07/01/34	599,518	591,923
5.50% due 07/01/35	1,632,724	1,610,679
5.50% due 10/01/33	875,486	865,481
5.50% due 11/01/18	360,008	361,804
6.00% due 07/01/35	712,003	717,519
6.50% due 12/01/32	779,764	799,158
7.00% due 07/01/32	69,662	72,582
7.00% due 11/01/16	59,166	61,460
7.50% due 04/01/31	136,383	143,381
7.50% due 12/01/30	8,753	9,203
8.00% due 02/01/30	12,144	12,939
8.00% due 07/01/30	3,131	3,336
Federal National Mtg. Assoc.:
3.88% due 02/01/08	315,000	309,623
4.50% due 06/01/18	182,215	176,724
4.75% due 12/15/10	202,000	201,367
5.00% due 03/01/20	451,850	445,541
5.00% due 03/01/34	600,386	578,964
5.00% due 04/01/34	1,941,031	1,871,775
5.00% due 09/01/18	60,956	60,167
5.00% due 10/01/18	622,012	613,962
5.00% due 10/01/18	62,068	61,265
5.00% due 11/01/33	34,100	32,925
5.00% due 12/01/18	349,583	345,058
5.25% due 08/01/12	314,000	316,434
5.50% due 05/01/18	136,321	137,014
5.50% due 05/01/34	365,873	361,233
5.50% due 10/01/17	148,501	149,333
5.50% due 11/01/19	458,624	460,956
5.50% due 12/01/33	836,004	825,402
6.00% due 04/01/35	1,165,770	1,172,803
6.00% due 08/01/34	1,201,465	1,208,739
6.00% due 09/01/16	253,233	258,751
6.00% due 10/01/34	393,720	396,144
6.00% due 12/01/16	55,776	56,991
6.00% due 12/01/33	768,320	772,955
6.50% due 02/01/17	94,775	97,706
6.50% due 03/01/17	111,057	114,493
6.50% due 04/01/29	130,470	134,065
6.50% due 06/01/29	179,279	184,220
6.50% due 07/01/32	304,188	311,925
7.00% due 09/01/31	64,172	67,038
7.00% due 09/01/31	194,401	203,082
7.50% due 11/01/14	5,780	5,996
Government National Mtg. Assoc.:
6.50% due 06/15/29	288,859	300,138
6.50% due 10/15/32	37,608	39,138
7.00% due 09/15/28	41,271	43,383

		27,501,243

Government Obligations - 6.00%

United States Treasury Bonds:
5.38% due 02/15/31	1,244,000	1,366,845
6.25% due 08/15/23	266,000	311,251
6.88% due 08/15/25	263,000	331,514
7.25% due 08/15/22	72,000	92,036
United States Treasury Notes:
4.25% due 10/15/10	170,000	168,579
4.50% due 11/15/10	85,000	85,275
4.50% due 11/15/15	36,000	36,006
6.88% due 05/15/06	3,000,000	3,034,101

		5,425,607

Total United States Government Bonds

(Cost $33,498,163)		32,926,850

PREFERRED STOCK - 1.06%
Financial Services - 0.79%
Fannie Mae 7.00% (1)	2,370	131,772
Freddie Mac 5.70%	2,205	105,068
General Electric Capital Corp. 4.50% (4)	12,000	278,400
HSBC Finance Capital Trust IX	200,000	201,688

		716,928

Insurance - 0.27%
Endurance Specialty Holdings, Ltd.	10,000	238,500

Total Preferred Stock

(Cost $985,698)		955,428

RIGHTS - 0.04%
Foreign Government Agencies - 0.03%

Republic of Argentina, Expires 12/15/35 (14)
(Cost $35,482)	741,840	33,383

Total Long-Term Investment Securities

(Cost $81,838,857)		80,771,974

SHORT-TERM INVESTMENTS - 6.62%
Commercial Paper - 2.21%

UBS Finance, Inc.:
4.02% due 12/01/05	$2,000,000	2,000,000

Government Obligations - 4.41%

United States Treasury Bills:
3.87% due 01/05/06	4,000,000	3,985,808

Total Short-Term Investment Securities

(Cost $5,985,319)		5,985,808

REPURCHASE AGREEMENT - 3.17%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $2,863,293 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.88%, due 06/08/07 and having an approximate value of $2,953,296 (Cost $2,863,000)	2,863,000	2,863,000

TOTAL INVESTMENTS

(Cost $90,687,176) (13)	99.19%	89,620,782
Other assets less liabilities	0.81%	727,538

NET ASSETS	100.00%	$90,348,320

Pass	Through - Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

+	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At November 30, 2005, the aggregate value of these securities was $5,835,975 representing 6.50% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2005.

(2)	Variable rate security - the rate reflected is as of November 30, 2005; maturity date reflects next reset date.

(3)	Bond in default

(4)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate show reflects the increased rate.

(5)	Security represents an investment in an affiliated company (see Note 3).

(6)	Company has filed for Chapter 11 bankruptcy protection.

(7)	Commercial Mortgage-Backed Security

(8)	Collateralized Mortgage Obligation

(9)	Fair valued security (see Note 1).

(10)	Illiquid security

(11)	Company has filed for Chapter 11 bankruptcy protection subsequent to November 30, 2005.

(12)	Bond in default subsequent to November 30, 2005.

(13)	See Note 4 for cost of investments on a tax basis.

(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.

See Notes to Investment Schedule

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Principal Amount/ Shares	Value (Note 1)
CORPORATE BONDS - 74.13%
Advertising - 0.37%

Affinity Group, Inc.:
9.00% due 02/15/12	$300,000	299,250

Aerospace/Defense - 0.11%

Decrane Aircraft Holdings, Inc.:
12.00% due 09/30/08	220,000	88,550

Airlines - 5.47%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	400,000	373,287
Atlas Air, Inc.:
7.38% due 01/02/18	78,282	77,354
Atlas Air, Inc., Series 1999-1A2 Pass Through:
6.88% due 07/02/09	452,411	434,332
Atlas Air, Inc., Series 1999-1B Pass Through:
7.63% due 01/02/15	862,020	722,503
Atlas Air, Inc., Series 1999-1C:
8.77% due 01/02/11	87,400	53,422
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	519,722	516,061
Atlas Air, Inc., Series 2000-1A Pass Through:
8.71% due 01/02/19	713,652	735,968
Atlas Air, Inc., Series 2001B Pass Through:
9.06% due 01/02/14	197,175	183,775
Continental Airlines, Inc., Series 1999-1A Pass Through:
6.55% due 02/02/19	534,989	531,557
Continental Airlines, Inc., Series 1999-1C Pass Through:
6.95% due 08/02/09	133,654	117,964
Continental Airlines, Inc., Series 1999-2C1 Pass Through:
7.73% due 03/15/11	170,155	141,178
Continental Airlines, Inc., Series 2000-2B:
8.31% due 10/02/19	83,059	71,813
Delta Air Lines, Inc.:
8.30% due 12/15/29 (2)(5)	550,000	112,750
9.50% due 11/18/08 *(2)(5)	275,000	236,500
10.00% due 08/15/08 (2)(5)	700,000	141,750

		4,450,214

Automotive - 1.15%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14	190,000	142,500
Exide Corp.:
10.00% due 03/15/25 +(1)(8)	300,000	0
Ford Motor Co.:
7.45% due 07/16/31	925,000	652,125
Stanadyne Corp.:
10.00% due 08/15/14	150,000	144,562
Venture Holdings Trust:
11.00% due 06/01/07 +(2)(5)	50,000	125

		939,312

Beverages - 0.35%

Le-Natures, Inc.:
9.00% due 06/15/13 *	275,000	283,250

Broadcasting - 6.61%

Adelphia Communications Corp.:
10.25% due 06/15/11 +(2)(5)	100,000	63,750
CCO Holdings LLC:
8.75% due 11/15/13	125,000	120,000
Charter Communications Holdings LLC:
9.63% due 11/15/09	1,075,000	865,375
9.92% due 04/01/11 (3)	350,000	203,000
10.25% due 01/15/10	50,000	38,500
10.75% due 10/01/09	550,000	448,250
11.13% due 01/15/11	1,340,000	810,700
Citadel Broadcasting Corp.:
1.88% due 02/15/11	200,000	152,750
Fisher Communications, Inc.:
8.63% due 09/15/14	350,000	369,250
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)	475,000	494,594
Nexstar Finance, Inc.:
7.00% due 01/15/14	250,000	223,750
Paxson Communications Corp.:
12.25% due 01/15/09 (3)	800,000	823,000
Young Broadcasting, Inc.:
8.75% due 01/15/14	300,000	263,250
10.00% due 03/01/11	525,000	493,500

		5,369,669

Building Materials - 0.69%

Associated Materials, Inc.:
9.75% due 04/15/12	200,000	188,000
11.25% due 03/01/14 (3)	300,000	127,500
Dayton Superior Corp.:
10.75% due 09/15/08	250,000	243,750

		559,250

Chemical - 1.63%

BCI US Finance Corp.:
9.65% due 07/15/10 *(9)	175,000	177,844
Equistar Chemicals LP:
8.75% due 02/15/09	175,000	184,625
10.63% due 05/01/11	200,000	220,500
Lyondell Chemical Co.:
9.50% due 12/15/08	150,000	157,125
9.50% due 12/15/08	75,000	78,562
Nova Chemicals Corp.:
6.50% due 01/15/12	200,000	195,500
Rockwood Specialties Group, Inc.:
7.50% due 11/15/14	150,000	147,000
10.63% due 05/15/11	55,000	59,537
Westlake Chemical Corp.:
8.75% due 07/15/11	97,000	103,063

		1,323,756

Commercial Services - 2.42%

Corrections Corp. of America:
6.25% due 03/15/13	200,000	199,500
DI Finance/DynCorp International:
9.50% due 02/15/13 *	250,000	260,625
FTI Consulting, Inc.:
7.63% due 06/15/13 *	100,000	103,000
Mobile Mini, Inc.:
9.50% due 07/01/13	100,000	109,500
Monitronics International, Inc.:
11.75% due 09/01/10	400,000	394,500
NationsRent Cos., Inc.:
9.50% due 05/01/15	225,000	236,812
North American Energy Partners, Inc.:
9.00% due 06/01/10	300,000	309,000
Petroleum Helicopters, Inc.:
9.38% due 05/01/09	25,000	26,438
Rent-Way, Inc.:
11.88% due 06/15/10	300,000	324,000

		1,963,375

Conglomerates - 0.14%

Park-Ohio Industries, Inc.:
8.38% due 11/15/14	125,000	111,250

Drugs - 0.15%

Mylan Laboratories, Inc.:
6.38% due 08/15/15 *	125,000	123,906

Electronics/Electrical Equipment - 0.29%

Celestica, Inc.:
7.63% due 07/01/13	75,000	73,125
Muzak LLC:
9.88% due 03/15/09	75,000	40,594
Sanmina-SCI Corp.:
6.75% due 03/01/13	125,000	119,062

		232,781

Financial Services - 9.81%

AAC Group Holding Corp.:
10.25% due 10/01/12 (3)	200,000	144,000
AMR HoldCo., Inc.:
10.00% due 02/15/15 *	175,000	184,625
Borden US Finance Corp.:
9.00% due 07/15/14 *	475,000	469,062
Chukchansi Economic Development Auth.:
8.00% due 11/15/13 *	175,000	175,875
8.06% due 11/15/12 *(9)	175,000	176,750
Consolidated Communications Illinois:
9.75% due 04/01/12	302,000	314,835
ESI Tractebel Acquisition Corp.:
7.99% due 12/30/11	155,000	162,475
Ford Motor Credit Co.:
7.00% due 10/01/13	275,000	243,172
General Motors Acceptance Corp.:
6.07% due 12/01/14 (9)	640,000	573,455
6.75% due 12/01/14	300,000	272,179
8.00% due 11/01/31	3,600,000	3,530,268
H&E Equipment Services LLC:
11.13% due 06/15/12	175,000	193,813
Huntsman Advanced Materials LLC:
11.00% due 07/15/10	175,000	199,938
MedCath Holdings Corp.:
9.88% due 07/15/12	250,000	266,250
Nexstar Finance Holdings LLC:
11.38% due 04/01/13 (3)	525,000	383,906
PCA LLC:
11.88% due 08/01/09	400,000	95,000
PX Escrow Corp.:
9.63% due 02/01/06 (3)	350,000	332,500
Terra Capital, Inc.:
11.50% due 06/01/10	228,000	254,220

		7,972,323

Foods - 1.08%

Doane Pet Care Co.:
10.63% due 11/15/15 *	100,000	101,625
Smithfield Foods, Inc.:
7.75% due 05/15/13	175,000	185,500
Wornick Co.:
10.88% due 07/15/11	575,000	592,969

		880,094

Funeral Services - 1.19%

Alderwoods Group, Inc.:
7.75% due 09/15/12	75,000	77,812
Carriage Services, Inc.:
7.88% due 01/15/15	262,000	267,240
Service Corp. International:
6.50% due 03/15/08	325,000	329,062
6.75% due 04/01/16	75,000	73,500
7.00% due 06/15/17 *	200,000	197,750
Stewart Enterprises, Inc.:
7.25% due 02/15/13 *	27,000	25,853

		971,217

Healthcare - 1.87%

CDRV Investors, Inc.:
9.63% due 01/01/15 (3)	375,000	225,000
Concentra Operating Corp.:
9.13% due 06/01/12	150,000	154,500
9.50% due 08/15/10	50,000	51,500
Curative Health Services, Inc.:
10.75% due 05/01/11 +(2)	200,000	138,500
Encore Medical Corp.:
9.75% due 10/01/12	100,000	97,500
Genesis HealthCare Corp.:
2.50% due 03/15/25 *	125,000	124,844
8.00% due 10/15/13	100,000	105,250
Inverness Medical Innovations, Inc.:
8.75% due 02/15/12	350,000	358,750
Pediatric Services of America, Inc.:
10.00% due 04/15/08 (1)	50,000	50,500
Psychiatric Solutions, Inc.:
7.75% due 07/15/15	100,000	103,500
US Oncology, Inc.:
10.75% due 08/15/14	100,000	110,750

		1,520,594

Heavy Duty Trucks/Parts - 0.65%

Dana Corp.:
5.85% due 01/15/15	425,000	301,750
Dura Operating Corp.:
8.63% due 04/15/12	234,000	194,220
Navistar International Corp.:
6.25% due 03/01/12	34,000	30,600

		526,570

Hospital Management - 0.97%

HCA, Inc.:
6.38% due 01/15/15	350,000	347,754
6.95% due 05/01/12	75,000	77,063
Tenet Healthcare Corp.:
7.38% due 02/01/13	125,000	113,750
9.25% due 02/01/15 *	150,000	147,000
Triad Hospitals, Inc.:
7.00% due 11/15/13	100,000	100,000

		785,567

Hospital Supplies - 0.62%

AmerisourceBergen Corp.:
5.88% due 09/15/15 *	325,000	326,625
Universal Hospital Services, Inc.:
10.13% due 11/01/11	175,000	179,375

		506,000

Household Products - 0.41%

ACCO Brands Corp.:
7.63% due 08/15/15	75,000	70,125
Jostens Holding Corp.:
10.25% due 12/01/13 (3)	225,000	164,250
Prestige Brands, Inc.:
9.25% due 04/15/12	100,000	98,500

		332,875

Information Processing - Services - 0.97%

Spheris, Inc.:
11.00% due 12/15/12 *	200,000	178,500
SunGard Data Systems, Inc.:
9.13% due 08/15/13 *	175,000	181,125
10.25% due 08/15/15 *	200,000	202,000
Unisys Corp.:
8.00% due 10/15/12	250,000	226,250

		787,875

Information Processing - Software - 0.34%

Activant Solutions, Inc.:
10.05% due 04/01/10 *(9)	125,000	128,125
SS&C Technologies, Inc.:
11.75% due 12/01/13 *	150,000	151,875

		280,000

Insurance - 0.16%

Crum & Forster Holdings Corp.:
10.38% due 06/15/13	125,000	130,625

Leisure & Tourism - 3.87%

Denny’s Corp.:
10.00% due 10/01/12	225,000	226,125
Eldorado Casino Shreveport Capital Corp.:
10.00% due 08/01/12	291,687	274,186
Eldorado Resorts LLC:
9.00% due 04/15/14 (1)(8)	475,000	475,000
Gaylord Entertainment Co.:
6.75% due 11/15/14	250,000	241,250
K2, Inc.:
7.38% due 07/01/14	125,000	123,438
Restaurant Co.:
10.00% due 10/01/13 *	50,000	46,000
Riviera Holdings Corp.:
11.00% due 06/15/10 (10)	150,000	162,000
Sbarro, Inc.:
11.00% due 09/15/09	350,000	346,500
Starwood Hotels & Resorts Worldwide, Inc.:
7.88% due 05/01/12	250,000	273,750
True Temper Sports, Inc.:
8.38% due 09/15/11	250,000	225,000
Waterford Gaming LLC:
8.63% due 09/15/12 *	280,000	301,000
Worldspan Financing Corp.:
10.59% due 02/15/11 *(9)	525,000	452,812

		3,147,061

Machinery - 0.25%

Dresser-Rand Group, Inc.:
7.38% due 11/01/14 *	198,000	202,455

Metals - 1.49%

Alaska Steel Corp.:
7.88% due 02/15/09	75,000	71,625
Allegheny Technologies, Inc.:
8.38% due 12/15/11	100,000	108,000
Chaparral Steel Co.:
10.00% due 07/15/13 *	125,000	132,813
Crown Cork & Seal Co., Inc.:
7.38% due 12/15/26	225,000	204,750
8.00% due 04/15/23	275,000	261,937
Freeport McMoRan Resources:
7.00% due 02/15/08	125,000	127,500
Metals USA, Inc.:
11.13% due 12/01/15 *	175,000	178,938
Renco Metals, Inc.:
11.50% due 07/01/03 +(1)(5)(6)(8)	210,000	0
Ryerson Tull, Inc.:
8.25% due 12/15/11	50,000	48,875
9.13% due 07/15/06	75,000	76,031

		1,210,469

Multimedia - 0.27%

Haights Cross Operating Co.:
11.75% due 08/15/11	200,000	216,250

Oil & Gas - 5.87%

Belden & Blake Corp.:
8.75% due 07/15/12	75,000	76,875
Chaparral Energy, Inc.:
8.50% due 12/01/15 *	500,000	507,500
Chesapeake Energy Corp.:
6.25% due 01/15/18	500,000	478,750
6.63% due 01/15/16	25,000	24,750
6.88% due 11/15/20 *	125,000	123,125
Colorado Interstate Gas Co.:
6.85% due 06/15/37	175,000	178,113
Compton Petroleum Corp.:
7.63% due 12/01/13 *	125,000	126,875

Dynegy-Roseton/Danskammer:
7.67% due 11/08/16	525,000	526,312
El Paso Production Holding Co.:
7.75% due 06/01/13	800,000	820,000
Encore Acquisition Co.:
6.00% due 07/15/15	100,000	92,000
6.25% due 04/15/14	50,000	47,625
Exco Resources, Inc.:
7.25% due 01/15/11	170,000	172,125
Grant Prideco, Inc.:
6.13% due 08/15/15 *	75,000	74,250
Hanover Compressor Co.:
zero coupon due 03/31/07	25,000	22,250
Hilcorp Energy LP:
7.75% due 11/01/15 *	325,000	329,063
10.50% due 09/01/10 *	146,000	161,695
Newfield Exploration Co.:
6.63% due 09/01/14	150,000	151,500
Oslo Seismic Services, Inc.:
8.28% due 06/01/11	225,974	234,390
Pacific Energy Partners LP:
6.25% due 09/15/15 *	75,000	73,875
Pride International, Inc.:
7.38% due 07/15/14	75,000	80,813
Seitel, Inc.:
11.75% due 07/15/11	425,000	469,625

		4,771,511

Paper/Forest Products - 2.43%

Boise Cascade LLC:
7.03% due 10/15/12 (9)	325,000	315,250
Caraustar Industries, Inc.:
7.38% due 06/01/09	50,000	48,125
9.88% due 04/01/11	175,000	175,875
Constar International, Inc.:
7.72% due 02/15/12 (9)	125,000	122,500
Fibermark, Inc.:
10.75% due 04/15/11 +(2)(5)	125,000	93,750
Georgia-Pacific Corp.:
8.00% due 01/15/14	250,000	277,187
Huntsman Packaging Corp.:
13.00% due 06/01/10 (11)(12)	200,000	38,000
Pliant Corp.:
11.13% due 09/01/09 (11)(12)	517,000	447,205
13.00% due 06/01/10 (11)(12)	250,000	47,500
Specialty Paperboard, Inc.:
9.38% due 10/15/06 +(2)(5)	550,000	407,000

		1,972,392

Publishing - 0.09%

Network Communications, Inc.:
10.75% due 12/01/13 *	75,000	74,438

Real Estate Investment Trusts - 1.82%

National Health Investors, Inc.:
7.30% due 07/16/07	200,000	203,869
Omega Healthcare Investors, Inc.:
7.00% due 04/01/14	325,000	327,437
Senior Housing Properties Trust:
8.63% due 01/15/12	525,000	574,875
Trustreet Properties, Inc.:
7.50% due 04/01/15	375,000	376,875

		1,483,056

Retail - 1.47%

Ferrellgas LP:
6.75% due 05/01/14	350,000	328,125
MTS, Inc.:
9.38% due 03/15/09 (1)(4)(8)	15,783	4,104
Neiman Marcus Group, Inc.:
10.38% due 10/15/15 *	200,000	202,250
Rite Aid Corp.:
8.13% due 05/01/10	150,000	150,000
Saks, Inc.:
9.88% due 10/01/11	200,000	219,000
Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	300,000	295,500

		1,198,979

Semiconductors - 0.46%

Advanced Micro Devices, Inc.:
7.75% due 11/01/12	375,000	377,813

Telecommunications - 7.17%

American Cellular Corp.:
10.00% due 08/01/11	850,000	920,125
Cincinnati Bell Telephone Co.:
7.18% due 12/15/23	50,000	50,250
7.20% due 11/29/23	275,000	269,500
Cincinnati Bell, Inc.:
7.00% due 02/15/15	175,000	168,875
7.25% due 06/15/23	50,000	48,000
ICO North America, Inc.:
7.50% due 08/15/09 (1)(8)	250,000	257,500
Insight Midwest LP:
9.75% due 10/01/09	100,000	102,875
LCI International, Inc.:
7.25% due 06/15/07	2,125,000	2,119,687
Qwest Corp.:
7.25% due 09/15/25	125,000	124,063
Rural Cellular Corp.:
9.75% due 01/15/10	500,000	500,000
10.04% due 11/01/12 *(9)	225,000	222,750
Triton PCS, Inc.:
8.50% due 06/01/13	150,000	141,750
8.75% due 11/15/11	250,000	186,250
United States West Communications, Inc.:
7.13% due 11/15/43	400,000	356,000
7.25% due 10/15/35	125,000	119,062
7.50% due 06/15/23	50,000	49,250
Valor Telecommunications Enterprises LLC:
7.75% due 02/15/15	200,000	196,000

		5,831,937

Textile - Products - 0.17%

Collins & Aikman Floor Cover:
9.75% due 02/15/10	150,000	138,000

Tobacco - 0.56%

Alliance One International, Inc.:
12.75% due 11/15/12 *	250,000	192,500
North Atlantic Holding Co., Inc.:
12.25% due 03/01/14 (3)	375,000	75,000
North Atlantic Trading Co.:
9.25% due 03/01/12	275,000	187,000

		454,500

Utilities - Electric - 7.12%

AES Corp.:
8.88% due 11/01/27	400,000	434,000
Calpine Corp.:
4.75% due 11/15/23 (11)(12)	1,525,000	367,906
8.75% due 07/15/13 *(11)(12)	2,418,000	1,813,500
Edison Mission Energy:
9.88% due 04/15/11	225,000	261,844
Mission Energy Holding Co.:
13.50% due 07/15/08	950,000	1,104,375
Reliant Energy, Inc.:
6.75% due 12/15/14	300,000	262,500
Reliant Resources, Inc.:
9.50% due 07/15/13	50,000	51,000
Southern Energy Corp.
7.90% due 07/15/09 *+(2)(5)	1,225,000	1,491,437

		5,786,562

Utilities - Gas, Pipeline - 3.64%

El Paso Natural Gas Co.:
7.63% due 08/01/10	125,000	130,068
8.63% due 01/15/22	525,000	584,777
NGC Corp. Capital Trust I:
8.32% due 06/01/27	1,700,000	1,496,000
Pacific Energy Partners LP:
7.13% due 06/15/14	150,000	156,000
Transcontinental Gas Pipe Line Corp.:
8.88% due 07/15/12	125,000	142,500
Williams Cos., Inc.:
7.88% due 09/01/21	425,000	448,375

		2,957,720

Total Corporate Bonds
(Cost $61,698,799)		60,261,446

FOREIGN BONDS & NOTES - 7.46%
Broadcasting - 0.72%

Telenet Group Holding NV:
11.50% due 06/15/14 *(3)	720,000	585,000

Building Materials - 0.12%

North American Energy Partners, Inc.:
8.75% due 12/01/11	100,000	93,500

Chemical - 1.22%

Rhodia SA:
8.88% due 06/01/11	975,000	989,625

Drugs - 0.96%

Elan Finance PLC/ Elan Finance Corp.:
7.75% due 11/15/11	625,000	573,437
8.34% due 11/15/11 (9)	225,000	209,250

		782,687

Electronics/Electrical Equipment - 0.24%

Chivor SA ESP:
9.75% due 12/30/14 *	175,000	190,750

Financial Services - 0.40%

Bluewater Finance, Ltd.:
10.25% due 02/15/12	200,000	213,500
Elan Capital Corp., Ltd.:
6.50% due 11/10/08	75,000	115,118

		328,618

Freight - 0.56%

Grupo Transportacion Ferroviaria Mexicana SA:
9.38% due 05/01/12 *	200,000	218,500
Ultrapetrol Bahamas, Ltd.:
9.00% due 11/24/14	250,000	235,000

		453,500

Insurance - 0.62%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	550,000	501,875

Leisure & Tourism - 0.50%

Corporacion Interamericana de Entretenimiento SA:
8.88% due 06/14/15 *	204,000	199,920
Grupo Posadas SA de CV:
8.75% due 10/04/11 *	200,000	209,500

		409,420

Metals - 0.37%

CSN Islands VIII Corp.:
9.75% due 12/16/13 *	25,000	27,250
10.00% due 01/15/15 *	250,000	276,875

		304,125

Paper/Forest Products - 0.92%

Abitibi-Cons., Inc.:
8.55% due 08/01/10	475,000	485,687
8.85% due 08/01/30	150,000	132,000
Tembec Industries, Inc.:
8.63% due 06/30/09	200,000	132,000

		749,687

Retail - 0.65%

Jean Coutu Group, Inc.:
8.50% due 08/01/14	325,000	301,438
Vitro Envases Norteamerica SA:
10.75% due 07/23/11 *	200,000	204,000
Vitro SA de CV:
11.75% due 11/01/13 *	25,000	23,000

		528,438

Semiconductors - 0.18%

STATS ChipPAC, Ltd.:
6.75% due 11/15/11	150,000	145,500

Utilities - Electric - 0.00%

AES Drax Energy, Ltd.:
11.50% due 08/30/10 +(2)	475,000	475

Total Foreign Bonds & Notes
(Cost $6,326,312)		6,063,200

SUPRANATIONAL - 0.23%
Semiconductors - 0.23%

MagnaChip Semiconductor SA:
6.88% due 12/15/11	100,000	96,500
8.00% due 12/15/14	100,000	92,500

(Cost $202,576)		189,000

LOAN AGREEMENTS - 0.50%
Oil & Gas - 0.50%

TXOK Acquisition, Inc.:
8.88% due 09/27/10 (8)
(Cost $400,000)	400,000	405,000

COMMON STOCK - 5.31%
Broadcasting - 0.35%

Charter Communications, Inc., Class A +	240,000	285,600

Commercial Services - 0.25%

NES Rentals Holdings, Inc. +	15,414	200,382

Leisure & Tourism - 0.07%

Shreveport Gaming Holdings, Inc. +(1)(8)(13)	2,501	57,581

Oil & Gas - 1.33%

Trico Marine Services, Inc. +	43,200	1,076,112

Real Estate Investment Trusts - 0.26%

Meristar Hospitality Corp. +	21,815	213,569

Retail - 0.00%

MTS, Inc. +(1)(8)	3,863	0

Telecommunications - 3.05%

Alamosa PCS Holdings, Inc. +	1	18
iPCS, Inc. +(8)	58,957	2,482,090

		2,482,108

Total Common Stock
(Cost $2,264,896)		4,315,352

PREFERRED STOCK - 1.07%
Broadcasting - 0.90%

Paxson Communications Corp. 13.25% (4)	86	728,850

Commercial Services - 0.05%

Rent-Way, Inc. 8.00% (1)(8)(13)	4	38,719

Retail - 0.12%

GNC Corp. 12.00% (4)	125	100,000

Total Preferred Stock
(Cost $877,885)		867,569

WARRANTS - 0.00%
Commercial Services - 0.00%

Maxim Crane Works Holdings, Inc.:
Expires 01/20/10 (Strike Price $30.05) +(1)(8)	226	0
Expires 01/20/10 (Strike Price $31.58) +(1)(8)	231	0
Expires 01/20/10 (Strike Price $33.04) +(1)(8)	168	0

		0

Telecommunications - 0.00%

GT Group Telecommunications, Inc.:
Expires 02/01/10 (Strike Price $0.00) *+(1)(8)	200	2

TOTAL WARRANTS
(Cost $125,463)		2

Total Long-Term Investment Securities
(Cost $71,895,931)		72,101,569

SHORT-TERM INVESTMENT SECURITIES - 3.69%
Commercial Paper - 3.69%

UBS Finance, Inc.:
4.08% due 12/01/05
(Cost $3,000,000)	$3,000,000	3,000,000

REPURCHASE AGREEMENT - 5.85%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $4,755,486 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 10/19/07 and having an approximate value of $4,901,549 (Cost $4,755,000)	4,755,000	4,755,000

TOTAL INVESTMENTS
(Cost $79,650,931) (7)	98.24%	79,856,569
Other assets less liabilities	1.76%	1,428,333

NET ASSETS	100.00%	$81,284,902

Pass Through - Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made.

Therefore, the effective maturity is shorter than the stated maturity.

+	Non-income producing security

*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $12,598,832 representing 15.50% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security (see Note 1)

(2)	Bond in default

(3)	“Step up” security where the coupon rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	PIK (“Payment-in-Kind”) security. Payments made with additional securities in lieu of cash.

(5)	Company has filed for Chapter 11 bankruptcy protection.

(6)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	Illiquid security

(9)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2005.

(10)	Security represents an investment in an affiliated company (see Note 3).

(11)	Company has filed for Chapter 11 bankruptcy protection subsequent to November 30, 2005.

(12)	Bond in default subsequent to November 30, 2005.

(13)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2005, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares/ Par	Acquisition Cost	Market Value	Value as a % of Net Assets
Rent-Way, Inc. 8.00%
Preferred Stock	05/29/2003	3	$25,000
	05/14/2004	1	10,000

		4	$35,000	$38,719	0.05%

Shreveport Gaming Holdings, Inc.	07/21/2005	531	$12,228
Common Stock	07/29/2005	1,970	45,355

		2,501	$57,583	$57,581	0.07%

				$96,300	0.12%

See Notes to Schedule of Investments

INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1) (1)
COMMON STOCK - 95.99%
Advertising - 0.38%

Moshi Moshi Hotline, Inc.	8,000	$784,378

Apparel & Products - 1.08%

Maruko Co., Ltd.	65,600	477,231
Nagaileben Co., Ltd.	16,000	364,081
Shenzhou International Group Holdings, Ltd.+	1,894,000	720,514
Youngone Corp.	151,040	640,069

		2,201,895

Appliances/Furnishings - 1.54%

Corona Corp.	60,000	998,342
HTL International Holdings, Ltd.	751,000	586,026
Rational AG	13,949	1,555,116

		3,139,484

Automotive - 2.34%

ElringKlinger AG	50,730	1,916,483
Exedy Corp.	51,000	1,363,981
GUD Holdings, Ltd.	42,660	237,957
Teikoku Piston Ring Co., Ltd.	90,000	1,274,958
TI Automotive, Ltd., Class A+(2)(3)	7,400	0

		4,793,379

Banks - 5.27%

Agriculture Bank of Greece+	194,980	1,111,295
Banco de Ore Universal Bank	708,000	446,179
Banco Pastor SA	43,450	1,985,752
Banque Cantonale Vaudoise	7,010	1,881,333
OKO Bank, Class A	172,476	2,132,746
Piraeus Bank SA	117,530	2,336,384
San-In Godo Bank, Ltd.	96,000	888,467

		10,782,156

Beverages - 1.97%

Asahi Soft Drinks Co., Ltd.	140,000	1,555,611
C&C Group PLC	403,650	2,473,692

		4,029,303

Broadcasting - 1.23%

ITV PCL+(2)	485,000	117,002
Modern Times Group AB, Class B+	53,280	2,062,510
Sky Network Television, Ltd.+	33,334	149,833
Ten Network Holdings, Ltd.	73,450	187,103

		2,516,448

Building Materials - 1.34%

Koninklijke BAM Groep NV	16,420	1,466,780
Nichias Corp.	220,000	1,263,562

		2,730,342

Chemical - 1.35%

Asahi Denka Co., Ltd.	100,000	1,404,844
Nissan Chemical Industries, Ltd.	100,000	1,365,212

		2,770,056

Commercial Services - 6.08%

Aker Kvaener ASA+	35,740	1,914,547
Coates Hire, Ltd.	81,100	307,866
Groupe Steria SCA	28,590	1,465,961
Hanwha Corp.	26,860	659,745
Intage, Inc.	24,500	461,991
JM AB	22,140	963,289
Ohashi Technica, Inc.	12,000	292,123
Park24 Co., Ltd.	65,000	1,657,491
SBS Co., Ltd.	140	425,904
Totetsu Kogyo Co., Ltd.	70,000	363,534
Transfield Services, Ltd.	39,945	232,285
United Group, Ltd.	52,941	441,102
WorleyParsons, Ltd.	49,500	407,440
YIT-Yhtyma Oyj	70,240	2,842,010

		12,435,288

Conglomerates - 0.62%

Amano Corp.	79,000	1,263,488

Drugs - 2.03%

Ain Pharmaciez, Inc.	26,000	528,117
Hanmi Pharm Co. Ltd.	4,906	670,499
Hisamitsu Pharmaceutical Co., Inc.	45,000	1,046,859
Toho Pharmaceutical Co., Ltd.	63,400	782,991
Tsumura & Co.	50,000	1,130,978

		4,159,444

Electronics/Electrical Equipment - 7.67%

GN Store Nord AS	182,630	2,166,350
Iriso Electronics Co., Ltd.	22,500	750,627
Jurong Technologies Industrial Corp., Ltd.	622,000	742,436
Kuroda Electric Co., Ltd.	40,000	629,906
Meiko Electronics Co.	20,100	1,021,247
Miraial Co., Ltd.+	9,000	995,465
Neopost SA	32,220	3,038,193
Option NV+	20,970	1,443,886
Patlite Corp.	11,000	137,796
Patlite Corp. (4)	11,000	138,085
Radiant Opto-Electronics Corp.	243,000	600,416
Rotork PLC	188,940	1,955,537
Seoul Semiconductor Co., Ltd.	14,890	453,225
SOITEC SA+	56,220	981,900
SUNX, Ltd.	23,200	452,738
Yoko Technology Corp.	121,135	182,878

		15,690,685

Financial Services - 5.62%

Babcock & Brown Wind Partners+	241,750	316,152
D. Carnegie & Co. AB	150,539	2,115,467
Fitzwilliam Capital PLC+	289,530	129,715
Grenkeleasing AG	27,230	1,506,234
Infratil, Ltd.	59,279	158,090
Kenedix, Inc.	420	1,861,518
Kyokuto Securities Co., Ltd.	77,100	937,837
Marfin Financial Group SA	73,240	1,574,806
Mortgage Choice, Ltd.	269,908	296,820
OMC Card, Inc.	60,000	1,020,316
SFE Corp., Ltd.	67,838	664,831
Tower, Ltd.+	122,971	172,478
UFJ Central Leasing Co., Ltd.	15,000	738,033

		11,492,297

Foods - 0.87%

IAWS Group PLC	125,540	1,776,171

Freight - 2.60%

Cargotec Corp.+	59,970	1,961,617
DSV AS	19,080	1,960,397
Hamakyorex Co., Ltd.	24,500	996,064
Jaya Holdings, Ltd.	532,000	389,691

		5,307,769

Healthcare - 0.80%

Healthscope, Ltd.	94,725	420,072
Jawon Medical Co., Ltd.	142,861	553,303
Q-Med AB	23,320	654,897

		1,628,272

Home Builders - 1.26%

Kaufman & Broad SA	15,420	1,125,721
Maisons France Confort	20,560	1,019,484
Token Corp.	8,400	434,292

		2,579,497

Hospital Supplies - 1.59%

Elekta AB	147,359	2,211,272
Mani, Inc.	17,300	1,037,857

		3,249,129

Household Products - 0.20%

Kose Corp.	11,500	413,855

Human Resources - 0.90%

Fullcast Co., Ltd.	600	1,830,261

Information Processing - Hardware - 1.94%

Daiwabo Information System Co., Ltd.	53,500	889,392
Foxconn Technology Co., Ltd.	56,600	261,621
GES International Ltd.	953,000	535,323
Otsuka Corp.	20,000	1,756,529
Roland DG Corp.	19,000	530,267

		3,973,132

Information Processing - Services - 6.29%

Alten+	64,850	1,978,734
China LotSynergy Holdings, Ltd.+	3,362,000	1,111,089
Computershare, Ltd.	58,185	299,823
Cybird, Co.	193	383,882
HIQ International AB	397,930	2,043,045
kabu.com Securities Co., Ltd.+	400	691,397
Kakaku.Com., Inc.	80	235,167
NDS Group, PLC Sponsored ADR+	58,900	2,436,104
NetEase.com, Inc.+	5,800	330,484
RaySearch Laboratories AB+	51,720	1,058,586
realestate.com.au, Ltd.+	114,786	221,886
Seek, Ltd.	95,920	222,665
Transcom Worldwide SA+	266,940	1,855,738

		12,868,600

Information Processing - Software - 0.75%

Intec, Inc.	105,000	1,535,282

Insurance - 1.97%

cash.life AG	27,505	1,091,287
Euler Hermes SA	22,625	1,920,003
Hiscox PLC	270,100	1,007,186

		4,018,476

Investment Company - 0.07%

Macquarie Communications Infrastructure Group	33,468	137,642

Leisure & Tourism - 7.42%

Central Sports Co., Ltd.	40,000	1,098,885
Create Restaurants, Inc.+	19,500	1,257,661
CTS Eventim AG+	54,200	1,462,459
Endo Manufacturing Co., Ltd.	28,000	311,571
HIS Co., Ltd.	52,800	1,136,627
Holiday Entertainment Co., Ltd.	313,000	195,427
Hongkong & Shanghai Hotels, Ltd.	606,500	665,238
KTM Power Sports AG+	19,940	1,112,973
Kura Corp.	62	373,866
Paddy Power PLC	134,790	1,688,134
Punch Taverns PLC	139,688	1,991,510
Renaissance, Inc.	40,700	605,230
Resorttrust, Inc.	55,000	1,719,378
St. Marc Co., Ltd.	25,000	1,545,776

		15,164,735

Machinery - 5.76%

Chung Hsin Electric & Machinery Manufacturing Corp.	512,000	311,364
Harmonic Drive Systems, Inc.	63	567,733
Hyundai Elevator Co., Ltd.	6,770	521,442
Japan Steel Works, Ltd.	270,000	1,223,637
Miyachi Corp.	11,000	293,224
Modec, Inc.	22,000	583,500
Nabtesco Corp.	135,000	1,503,404
Obara Corp.	31,950	895,130
OSG Corp.	90,200	1,528,315
Rheinmetall AG	43,216	2,535,785
Toshiba Machine Co., Ltd.	203,000	1,816,684

		11,780,218

Manufacturing - 2.11%

Mecalux SA+	39,080	1,035,926
Pfleiderer AG+	166,530	3,278,743

		4,314,669

Medical Technology - 1.31%

Shimadzu Corp.	116,000	803,849
Sysmex Corp.	18,000	635,705
Topcon Corp.	42,000	1,238,397

		2,677,951

Metals - 2.15%

Daido Steel Co., Ltd.	210,000	1,517,535
NEOMAX Co., Ltd.	36,000	1,053,815
Tocalo Co., Ltd.	20,000	674,095
Toho Zinc Co., Ltd.	250,000	1,150,685

		4,396,130

Mining - 0.37%

Jubilee Mines NL	54,500	290,413
Sino Gold, Ltd.+	227,917	473,980

		764,393

Oil & Gas - 2.18%

Hardman Resources, Ltd. +	206,611	291,251
Medco Energi Internasional Tbk	1,442,500	478,338
Oil Search, Ltd.	293,158	754,491
Prosafe ASA	41,560	1,489,496
Singapore Petroleum Co., Ltd.	182,000	512,578
Subsea 7, Inc.+	91,880	924,054

		4,450,208

Paper/Forest Products - 0.50%

FP Corp.	22,000	660,167
Great Southern Plantations, Ltd.	66,841	155,828
PaperlinX, Ltd.	83,614	210,531

		1,026,526

Pollution Control - 0.29%

Transpacific Industries Group, Ltd.+	144,100	586,683

Publishing - 0.49%

Gentosha, Inc.	145	994,374

Real Estate - 2.19%

Joint Corp.	10,000	514,563
Macquarie Leisure Trust Group	172,450	301,199
Shun Tak Holdings, Ltd.	1,040,000	873,796
Vivacon AG+	40,750	1,364,494
Wheelock Properties, Ltd.	231,000	583,643
Wing Tai Holdings, Ltd.	1,032,000	849,433

		4,487,128

Retail - 8.11%

Alain Afflelou SA	48,789	1,438,172
Amplifon SpA	12,920	778,271
Dickson Concepts International, Ltd.	450,650	607,927
Don Quijote Co, Ltd.	24,000	1,771,630
EDION Corp.	90,000	1,391,689
Fielmann AG	27,108	1,854,052
Grafton Group PLC+	103,061	962,306
Jeronimo Martins SA	120,870	1,736,543
Lifestyle International Holdings, Ltd.	310,000	439,133
Nishimatsuya Chain Co., Ltd.	23,100	901,940
Pumpkin Patch, Ltd.	136,300	320,870
Right On Co., Ltd.	35,050	1,730,595
mb Retail and Brands AB+	134,090	1,334,789
Village Vanguard Co., Ltd.+	77	1,312,027

		16,579,944

Schools - 0.38%

Raffles Education Corp., Ltd.	641,000	537,288
Shuei Yobiko Co., Ltd.	10,000	233,723

		771,011

Semiconductors - 1.15%

ASM Pacific Technology, Ltd.	59,500	326,432
Chartered Semiconductor Manufacturing, Ltd.+	485,000	355,746
King Yuan Electronics Co., Ltd.	888,000	652,143
Motech Industries, Inc.	5,000	56,192
Solomon Systech International, Ltd.	2,357,000	961,755

		2,352,268

Telecommunications - 3.04%

Dasan Networks, Inc.+	29,600	355,435
Digital Multimedia Technologies SpA+	43,630	1,591,722
Okinawa Cellular Telephone Co.	394	783,341

PKC Group Oyj	140,940	1,826,918
StarHub, Ltd.	687,000	769,064
VTech Holdings, Ltd.	221,000	747,284
Zyxel Communications Corp.	82,080	148,290

		6,222,054

Textile - Products - 0.19%

Texwinca Holdings, Ltd.	536,000	380,049

Utilities - Electric - 0.33%

China Resources Power Holdings Co.	1,076,000	664,716

Water Services - 0.26%

Woongjin Coway Co., Ltd.	24,110	532,786

TOTAL COMMON STOCK
(Cost $177,895,437)		196,252,572

PREFERRED STOCK - 1.12%

APPAREL & PRODUCTS - 1.12%

Hugo Boss AG (Cost $2,224,720)	67,730	2,305,222

Total Long-Term Investment Securities
(Cost $180,120,157)		198,557,794

REPURCHASE AGREEMENT - 2.40%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $4,902,501 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $5,049,733 (Cost $4,902,000)	$4,902,000	4,902,000

TOTAL INVESTMENTS
(Cost $185,022,157)(5)	99.51%	203,459,794
Other assets less liabilities	0.49%	995,595

NET ASSETS	100.00%	$204,455,389

ADR - American Depository Receipt

+	Non-income producing security
(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at November 30, 2005. At November 30, 2005, the aggregate value of these securities was $199,271,737 representing 97.46% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security (see Note 1).
(3)	Illiquid security
(4)	Bonus Shares
(5)	See Note 4 for cost of investments on a tax basis.

The following represents holdings by country held by International Small Cap Equity as a percentage of net assets as of November 30, 2005.

Country	Percentage of Net Assets
Japan	35.67%
Germany	9.23%
France	6.34%
Sweden	6.08%
Finland	4.28%
United States	3.59%
Ireland	3.37%
Australia	3.28%
Hong Kong	3.13%
Singapore	2.87%
United Kingdom	2.49%
Greece	2.46%
Korea	2.14%
Norway	2.12%
Denmark	2.02%
Spain	1.48%
Taiwan	1.18%
Italy	1.16%
Switzerland	0.92%
Luxembourg	0.91%
Portugal	0.85%
Netherlands	0.72%
Belgium	0.71%
China	0.70%
Austria	0.54%
New Zealand	0.39%
Papua New Guinea	0.37%
Indonesia	0.23%
Philippines	0.22%
Thailand	0.06%

Total Investments	99.51%

See Notes to Schedule of Investments

LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 97.37%
Aerospace/Defense - 1.47%

Lockheed Martin Corp.	22,700	$1,375,620

Automotive - 2.08%

Ford Motor Co.	101,900	828,447
Lear Corp.	40,100	1,116,384

		1,944,831

Banks - 9.91%

Bank of America Corp.	75,500	3,464,695
First American Corp., Class A	20,200	950,410
KeyCorp	28,700	951,692
National City Corp.	17,200	583,252
SunTrust Banks, Inc.	15,100	1,098,374
U.S. Bancorp	46,100	1,395,908
Wells Fargo & Co.	13,200	829,620

		9,273,951

Beverages - 0.65%

Pepsi Bottling Group, Inc.	20,600	607,700

Building Materials - 1.43%

Sherwin-Williams Co.	1,000	43,840
USG Corp.+	21,200	1,297,440

		1,341,280

Chemical - 0.90%

Eastman Chemical Co.	8,700	481,371
FMC Corp.+	6,700	356,239

		837,610

Commercial Services - 0.22%

PHH Corp.+	7,000	202,020

Conglomerates - 0.73%

Textron, Inc.	8,700	686,430

Drugs - 3.00%

Merck & Co., Inc.	51,400	1,511,160
Pfizer, Inc.	61,300	1,299,560

		2,810,720

Financial Services - 13.27%

Bear Stearns Cos., Inc.	14,300	1,587,157
Capital One Financial Corp.	20,000	1,661,200
Citigroup, Inc.	49,600	2,408,080
Countrywide Financial Corp.	45,280	1,576,197
Goldman Sachs Group, Inc.	6,100	786,656
JPMorgan Chase & Co.	23,860	912,645
Lehman Brothers Holdings, Inc.	14,800	1,864,800
Merrill Lynch & Co., Inc.	6,200	411,804
Principal Financial Group, Inc.	23,800	1,205,946

		12,414,485

Freight - 1.87%

CNF, Inc.	20,400	1,162,800
Yellow Roadway Corp.+	12,500	588,875

		1,751,675

Healthcare - 0.51%

McKesson Corp.	9,500	477,850

Home Builders - 0.75%

Meritage Corp.+	10,600	704,582

Hospital Supplies - 1.63%

AmerisourceBergen Corp.	19,000	1,526,650

Household Products - 1.50%

Kimberly-Clark Corp.	11,500	678,270
Scotts Co., Class A	15,400	722,568

		1,400,838

Information Processing - Hardware - 3.57%

Apple Computer, Inc.+	26,800	1,817,576
International Business Machines Corp.	17,100	1,520,190

		3,337,766

Information Processing - Services - 1.07%

McAfee, Inc.+	36,000	1,001,160

Insurance - 8.61%

Allstate Corp.	24,000	1,346,400
Assurant, Inc.	12,100	533,852
Chubb Corp.	18,500	1,791,540
CIGNA Corp.	15,000	1,687,800
MetLife, Inc.	29,600	1,522,624
W.R. Berkley Corp.	20,760	967,831
Zenith National Insurance Corp.	4,300	203,820

		8,053,867

Leisure & Tourism - 1.61%

Darden Restaurants, Inc.	42,000	1,502,760

Machinery - 0.66%

Cummins, Inc.	6,900	614,100

Medical - Biomedical/Gene - 0.39%

Invitrogen Corp.+	5,400	359,910

Metals - 1.19%

Phelps Dodge Corp.	8,200	1,112,494

Multimedia - 2.73%

Time Warner, Inc.	54,900	987,102
Viacom, Inc., Class B	9,100	303,940
Walt Disney Co.	50,800	1,266,444

		2,557,486

Oil & Gas - 14.76%

ChevronTexaco Corp.	23,200	1,329,592
Exxon Mobil Corp.	85,540	4,963,886
Kerr-McGee Corp.	18,100	1,564,745
Marathon Oil Corp.	22,200	1,316,238
Occidental Petroleum Corp.	18,100	1,435,330
Sunoco, Inc.	21,500	1,659,800
Valero Energy Corp.	16,000	1,539,200

		13,808,791

Paper/Forest Products - 0.60%

Louisiana-Pacific Corp.	20,800	560,976

Railroads & Equipment - 1.50%

Burlington Northern Santa Fe Corp.	21,200	1,403,016

Real Estate Investment Trusts - 0.33%

Thornburg Mtg., Inc.	11,800	312,818

Retail - 3.56%

Barnes & Noble, Inc.	33,700	1,359,458
Federated Department Stores, Inc.	20,800	1,340,144
SUPERVALU, Inc.	19,300	631,496

		3,331,098

Savings & Loan - 4.71%

Downey Financial Corp.	21,700	1,403,990
Golden West Financial Corp.	16,900	1,094,951
Washington Mutual, Inc.	46,202	1,903,060

		4,402,001

Telecommunications - 2.04%

BellSouth Corp.	6,800	185,368
Verizon Communications, Inc.	53,900	1,723,722

		1,909,090

Tobacco - 1.40%

Altria Group, Inc.	5,900	429,461
Loews Corp. - Carolina Group	21,900	881,475

		1,310,936

Utilities - Communication - 4.05%

AT&T, Inc.	63,761	1,588,287
Sprint Corp.	87,900	2,201,016

		3,789,303

Utilities - Electric - 3.10%

Constellation Energy Group, Inc.	12,000	635,880
DTE Energy Co.	7,700	336,028
PPL Corp.	13,300	391,020
TXU Corp.	15,000	1,539,450

		2,902,378

Utilities - Gas, Distribution - 1.57%

Sempra Energy	33,500	1,472,325

Total Long - Term Investment Securities
(Cost $78,912,501)		91,098,517

SHORT-TERM INVESTMENTS - 2.13%
Registered Investment Companies - 2.13%

American AAdvantage Money Market Fund
(Cost $1,992,039)	1,992,039	1,992,039

TOTAL INVESTMENTS
(Cost $80,904,540)(1)	99.50%	93,090,556
Other assets less liabilities	0.50%	471,971

NET ASSETS	100.00%	$93,562,527

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.31%
Advertising - 2.74%

Clear Channel Outdoor Holdings, Inc.+	26,821	$544,466
Omnicom Group, Inc.	7,324	619,318
R.H. Donnelley Corp.+	4,541	285,992

		1,449,776

Aerospace/Defense - 1.13%

L-3 Communications Holdings, Inc.	8,000	596,000

Apparel & Products - 3.88%

Abercrombie and Fitch Co., Class A	10,425	639,261
Coach, Inc.+	17,424	599,908
Polo Ralph Lauren Corp., Class A	15,140	811,504

		2,050,673

Appliances/Furnishings - 0.57%

Whirlpool Corp.	3,700	302,845

Automotive - 1.08%

Advance Auto Parts, Inc.+	13,450	569,473

Banks - 1.44%

Centennial Bank Holdings, Inc.+	32,559	403,732
Signature Bank+	12,432	357,917

		761,649

Beverages - 0.69%

Hansen Natural Corp.+	4,700	364,955

Broadcasting - 1.02%

Univision Communications, Inc., Class A+	17,900	541,117

Building Materials - 1.07%

Chicago Bridge & Iron Co. NV	21,767	563,548

Commercial Services - 2.69%

Alliance Data Systems Corp.+	14,200	547,694
Corrections Corp. of America+	18,417	818,267
Global Cash Access, Inc.+	4,196	53,080

		1,419,041

Conglomerates - 1.02%

ITT Industries, Inc.	4,946	537,927

Drugs - 0.48%

Shire Pharmaceuticals Group PLC Sponsored ADR	6,865	250,847

Electronics/Electrical Equipment - 4.84%

Amphenol Corp., Class A	14,400	601,488
Cogent, Inc.+	11,100	262,182
Comverse Technology, Inc.+	22,649	593,630
Harman International Industries, Inc.	5,025	489,938
PerkinElmer, Inc.	26,800	611,308

		2,558,546

Financial Services - 3.17%

Chicago Merchantile Exchange Holdings, Inc.	2,024	716,800
Friedman Billings Ramsey Group, Inc., Class A	16,499	175,549
Legg Mason, Inc.	6,385	783,120

		1,675,469

Foods - 0.50%

McCormick & Co., Inc.	8,500	265,370

Freight - 1.40%

CH Robinson Worldwide, Inc.	18,276	739,264

Healthcare - 3.85%

Community Health Systems, Inc.+	6,789	272,171
Cooper Cos., Inc.	5,076	278,165
DaVita, Inc.+	12,800	671,872
Kinetic Concepts, Inc.+	7,523	293,021
Pharmaceutical Product Development, Inc.	4,293	250,239
Psychiatric Solutions, Inc.+	4,800	270,816

		2,036,284

Hospital Management - 2.03%

LifePoint Hospitals, Inc.+	13,940	530,417
Omnicare, Inc.	9,472	539,430

		1,069,847

Hospital Supplies - 1.98%

Henry Schein, Inc.+	12,371	527,623
Varian Medical Systems, Inc.+	10,233	520,041

		1,047,664

Household Products - 1.08%

Jarden Corp.+	17,427	568,992

Information Processing - Hardware - 1.48%

Network Appliance, Inc.+	14,825	431,704
Palm, Inc.+	12,413	352,281

		783,985

Information Processing - Services - 4.05%

Cognizant Technology Solutions Corp., Class A+	12,109	588,376
Synopsys, Inc.+	29,409	574,064
VeriSign, Inc.+	22,593	502,242
Websense, Inc.+	7,348	477,253

		2,141,935

Information Processing - Software - 5.61%

Business Objects SA ADR+	7,981	317,165
ChoicePoint, Inc.+	14,959	646,677
Citrix Systems, Inc.+	22,399	607,909
Hyperion Solutions Corp.+	8,387	444,092
NAVTEQ Corp.+	9,933	417,186
Red Hat, Inc.+	22,433	528,746

		2,961,775

Insurance - 4.06%

CIGNA Corp.	4,574	514,666
Coventry Health Care, Inc.+	9,404	560,196
Endurance Specialty Holdings, Ltd.	8,570	295,237
Humana, Inc.+	8,000	366,640
Willis Group Holdings, Ltd.	11,017	410,824

		2,147,563

Leisure & Tourism - 4.70%

Hilton Hotels Corp.	25,907	567,881
Scientific Games Corp., Class A+	20,135	570,425
Starwood Hotels & Resorts Worldwide, Inc., Class B	10,001	605,061
Station Casinos, Inc.	10,700	741,938

		2,485,305

Machinery - 2.29%

Aviall, Inc.+	8,393	257,665
Cooper Industries, Ltd., Class A	8,659	629,855
Joy Global, Inc.	6,130	324,216

		1,211,736

Medical - Biomedical/Gene - 0.63%

Genzyme Corp.+	4,454	331,110

Medical Technology - 0.73%

Inamed Corp.+	1,692	141,857
Zimmer Holdings, Inc.+	3,907	244,852

		386,709

Metals - 2.02%

Freeport-McMoRan Copper & Gold, Inc., Class B	9,300	484,623
Phelps Dodge Corp.	4,303	583,788

		1,068,411

Oil & Gas - 9.35%

Grant Prideco, Inc.+	17,025	653,590
Murphy Oil Corp.	10,325	510,674
Nabors Industries, Ltd.+	7,360	515,274
National-Oilwell Varco, Inc.+	11,653	706,405
Noble Corp.	8,681	625,640
Southwestern Energy Co.+	18,500	630,295
Tesoro Petroleum Corp.	4,992	274,909
Todco, Class A+	11,700	486,369
Weatherford International, Ltd.+	7,700	535,227

		4,938,383

Real Estate - 1.44%

CB Richard Ellis Group, Inc., Class A+	13,700	760,350

Real Estate Investment Trusts - 0.48%

New Century Financial Corp.	6,973	252,213

Retail - 6.66%

Express Scripts, Inc., Class A+	4,806	405,915
Nordstrom, Inc.	16,366	603,578
Office Depot, Inc.+	25,900	768,712
Ross Stores, Inc.	21,497	591,167
Shoppers Drug Mart Corp.	16,300	558,027
Staples, Inc.	25,600	591,360

		3,518,759

Semiconductors - 8.66%

Analog Devices, Inc.	13,800	523,296
ASML Holding NV+	15,561	298,149
ATI Technologies, Inc.+	19,823	324,304
Cree, Inc.+	9,730	261,056
Integrated Device Technology, Inc.+	31,413	376,328
Marvell Technology Group, Ltd.+	9,364	520,076
Microchip Technology, Inc.	21,074	703,029
National Semiconductor Corp.	28,142	728,315
QLogic Corp.+	17,600	581,856
Tessera Technologies, Inc.+	9,527	261,992

		4,578,401

Telecommunications - 5.85%

Amdocs, Ltd.+	19,900	525,957
American Tower Corp., Class A+	48,539	1,324,629
Leap Wireless International, Inc.+	8,917	339,381
NII Holdings, Inc., Class B+	13,708	595,613
Qwest Communications International, Inc.+	58,141	304,659

		3,090,239

Therapeutics - 0.42%

MGI Pharma, Inc.+	11,300	223,062

Utilities - Gas, Pipeline - 1.22%

Williams Cos., Inc.	29,970	644,355

Total Long-Term Investment Securities
(Cost $43,606,314)		50,893,578

REPURCHASE AGREEMENT - 4.79%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $2,533,259 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $2,611,250

(Cost $2,533,000)	$2,533,000	2,533,000

TOTAL INVESTMENTS
(Cost $46,139,314) (1)	101.10%	53,426,578
Liabilities in excess of other assets	(1.10)%	(583,716)

NET ASSETS	100.00%	$52,842,862

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MID CAP VALUE

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.19%
Advertising - 0.50%

R.H. Donnelley Corp.+	25,011	$1,575,193

Aerospace/Defense - 1.37%

Goodrich Corp.	111,347	4,289,087

Airlines - 0.13%

Continental Airlines, Inc., Class B+	26,010	404,976

Apparel & Products - 1.85%

Foot Locker, Inc.	167,873	3,662,989
Liz Claiborne, Inc.	14,430	503,318
VF Corp.	29,044	1,645,343

		5,811,650

Appliances/Furnishings - 0.82%

Whirlpool Corp.	31,413	2,571,154

Automotive - 4.16%

Acuity Brands, Inc.	76,432	2,376,271
American Axle & Manufacturing Holdings, Inc.	80,237	1,705,839
Borg-Warner, Inc.	56,943	3,416,580
Carlisle Cos., Inc.	26,612	1,825,583
Compagnie Generale des Etablissements Michelin, Class B (2)	53,031	2,883,254
TRW Automotive Holdings Corp.+	33,349	840,395

		13,047,922

Banks - 3.84%

City National Corp.	11,802	861,900
Comerica, Inc.	29,900	1,724,333
Cullen/Frost Bankers, Inc.	25,800	1,389,588
KeyCorp.	42,000	1,392,720
Marshall & Ilsley Corp.	32,500	1,396,850
Northern Trust Corp.	24,900	1,311,981
Synovus Financial Corp.	41,700	1,173,855
UnionBanCal Corp.	40,508	2,803,154

		12,054,381

Beverages - 0.63%

Molson Coors Brewing Co.	11,800	785,762
Pepsi Bottling Group, Inc.	39,900	1,177,050

		1,962,812

Broadcasting - 0.16%

Liberty Global, Inc. Class C+	23,843	495,219

Building Materials - 1.26%

American Standard Cos., Inc.	28,800	1,096,704
Rinker Group, Ltd. (2)	84,416	968,558
Sherwin-Williams Co.	43,200	1,893,888

		3,959,150

Chemical - 4.57%

Albemarle Corp.	43,685	1,607,608
Ashland, Inc.	18,800	1,048,100
Cytec Industries, Inc.	60,356	2,733,523
Eastman Chemical Co.	20,800	1,150,864
Engelhard Corp.	106,024	3,127,708
Huntsman Corp.+	126,923	2,411,537
Lyondell Chemical Co.	43,400	1,103,662
Rohm & Haas Co.	26,700	1,169,460

		14,352,462

Coal - 1.09%

Arch Coal, Inc.	44,351	3,416,801

Commercial Services - 0.67%

BearingPoint, Inc.+	151,400	1,102,192
URS Corp.+	23,475	988,767

		2,090,959

Conglomerates - 1.86%

Eaton Corp.	24,800	1,580,256
Grupo IMSA SA De CV	237,109	695,133
Trinity Industries, Inc.	85,634	3,565,800

		5,841,189

Drugs - 3.27%

Barr Pharmaceuticals, Inc.+	58,135	3,334,043
Endo Pharmaceuticals Holdings, Inc.+	173,012	5,176,519
Impax Laboratories, Inc.+	177,215	1,763,289

		10,273,851

Electronics/Electrical Equipment - 6.66%

Amphenol Corp., Class A	21,800	910,586
Arrow Electronics, Inc.+	208,892	6,475,652
Flextronics International, Ltd.+	157,162	1,621,912
Graftech International, Ltd.+	274,821	1,797,329
Parker Hannifin Corp.	44,953	3,075,235
PerkinElmer, Inc.	69,400	1,583,014
Tektronix, Inc.	102,047	2,611,383
Vishay Intertechnology, Inc.+	148,594	1,906,461
Xerox Corp.+	64,860	921,012

		20,902,584

Financial Services - 6.19%

Affiliated Managers Group, Inc.+	34,076	2,686,552
Apollo Investment Corp.	175,076	3,321,192
Bear Stearns Cos., Inc.	22,500	2,497,275

CIT Group, Inc.	126,544	6,263,928
IndyMac Bancorp, Inc.	41,617	1,593,099
Principal Financial Group, Inc.	10,000	506,700
Webster Financial Corp.	53,390	2,555,245

		19,423,991

Foods - 3.34%

Archer-Daniels-Midland Co.	68,000	1,602,760
Bunge, Ltd.	49,751	2,661,678
Pilgrims Pride Corp.	34,410	1,101,120
Ralcorp Holdings, Inc.+	30,079	1,253,994
Smithfield Foods, Inc.+	82,801	2,420,273
Tyson Foods, Inc., Class A	84,811	1,427,369

		10,467,194

Freight - 0.94%

Yellow Roadway Corp.+	62,825	2,959,686

Hardware & Tools - 0.39%

Black & Decker Corp.	13,800	1,211,778

Healthcare - 0.52%

Community Health Systems, Inc.+	40,500	1,623,645

Heavy Duty Trucks/Parts - 0.27%

TRW Automotive Holdings Corp.	34,000	856,800

Home Builders - 0.50%

Pulte Homes, Inc.	37,400	1,556,962

Household Products - 1.13%

ACCO Brands Corp.+	13,470	310,483
Fortune Brands, Inc.	16,400	1,278,544
Newell Rubbermaid, Inc.	85,039	1,961,850

		3,550,877

Information Processing - Hardware - 1.41%

Ingram Micro, Inc., Class A+	84,700	1,590,666
Seagate Technology+	150,136	2,840,573

		4,431,239

Information Processing - Services - 0.70%

Electronic Data Systems Corp.	45,600	1,051,080
Unisys Corp.+	186,275	1,145,591

		2,196,671

Insurance - 10.88%

ACE, Ltd.	33,850	1,878,675
AMBAC Financial Group, Inc.	76,776	5,887,951
Aon Corp.	43,000	1,565,630
CIGNA Corp.	15,700	1,766,564
Coventry Health Care, Inc.+	41,417	2,467,211
Everest Reinsurance Group, Ltd.	26,344	2,769,281
Genworth Financial, Inc.	58,760	2,024,282
Health Net, Inc.+	33,967	1,733,336
MGIC Investment Corp.	19,600	1,275,960
Platinum Underwriters Holdings, Ltd.	62,155	1,893,241
Radian Group, Inc.	51,684	2,923,247
Reinsurance Group of America, Inc.	79,295	3,749,068
UnumProvident Corp.	113,585	2,498,870
W.R. Berkley Corp.	37,000	1,724,940

		34,158,256

Leisure & Tourism - 2.57%

CBRL Group, Inc.	77,500	2,866,725
Darden Restaurants, Inc.	41,500	1,484,870
Harrah’s Entertainment, Inc.	16,100	1,096,249
Ruby Tuesday, Inc.	107,580	2,616,346

		8,064,190

Machinery - 2.40%

Hughes Supply, Inc.	64,364	2,493,461
Joy Global, Inc.	21,700	1,147,713
Kennametal, Inc.	31,300	1,714,927
Pall Corp.	9,904	274,935
Terex Corp.+	30,914	1,904,921

		7,535,957

Medical - Biomedical/Gene - 0.14%

Biogen Idec, Inc.+	10,310	441,371

Medical Technology - 0.30%

Bio-Rad Laboratories, Inc., Class A+	16,007	935,129

Metals - 1.20%

Inco, Ltd.	56,957	2,505,538
Phelps Dodge Corp.	9,300	1,261,731

		3,767,269

Multimedia - 1.60%

Cinram International, Inc.	218,167	5,011,679

Oil & Gas - 4.48%

BJ Services Co.	29,100	1,066,515
GlobalSantaFe Corp.	22,900	1,038,744
Kerr-McGee Corp.	11,100	959,595
National-Oilwell Varco, Inc.+	15,600	945,672
Newfield Exploration Co.+	105,728	4,890,977
Noble Energy, Inc.	97,862	3,657,103
SBM Offshore NV (2)	4,307	337,186
UGI Corp.	53,116	1,168,552

		14,064,344

Paper/Forest Products - 2.74%

Pactiv Corp.+	179,945	3,642,087
Sappi, Ltd. Sponsored ADR	144,364	1,570,680
Smurfit-Stone Container Corp.+	126,650	1,604,656
Temple-Inland, Inc.	42,353	1,773,320

		8,590,743

Pollution Control - 0.51%

Republic Services, Inc., Class A	44,600	1,598,910

Publishing - 2.28%

Dex Media, Inc.	151,066	4,112,017
R. R. Donnelley & Sons Co.	88,637	3,031,385

		7,143,402

Railroads & Equipment - 0.87%

Norfolk Southern Corp.	61,800	2,734,032

Real Estate - 0.60%

CB Richard Ellis Group, Inc., Class A+	34,052	1,889,886

Real Estate Investment Trusts - 2.17%

Boston Properties, Inc.	18,000	1,353,780
Developers Diversified Realty Corp.	27,000	1,223,100
Equity Office Properties Trust	37,400	1,166,132
KKR Financial Corp.	82,704	1,964,220
Vornado Realty Trust	12,900	1,101,015

		6,808,247

Retail - 4.04%

Federated Department Stores, Inc.	24,400	1,572,092
Fossil, Inc.+	60,696	1,210,278
Kroger Co.+	136,100	2,648,506
Office Depot, Inc.+	159,185	4,724,611
United Stationers, Inc.+	51,746	2,535,554

		12,691,041

Savings & Loan - 0.40%

Astoria Financial Corp.	44,860	1,268,641

Semiconductors - 4.87%

Fairchild Semiconductor International, Inc., Class A+	253,516	4,395,967
Freescale Semiconductor, Inc., Class B+	29,510	761,358
Lam Research Corp.+	80,036	3,004,551
National Semiconductor Corp.	45,300	1,172,364
QLogic Corp.+	29,679	981,188
Teradyne, Inc.+	100,242	1,466,541
Varian Semiconductor Equipment Associates, Inc.+	79,367	3,493,735

		15,275,704

Telecommunications - 1.34%

Arris Group, Inc.+	190,678	1,853,390
Citizens Communications Co.	60,360	787,698
Harris Corp.	25,000	1,114,500
Lucent Technologies, Inc.+	163,500	456,165

		4,211,753

Therapeutics - 0.64%

Theravance, Inc.+	95,171	1,996,688

Utilities - Electric - 5.77%

Alliant Energy Corp.	29,000	822,150
Constellation Energy Group, Inc.	39,100	2,071,909
DPL, Inc.	23,000	587,650
DTE Energy Co.	16,700	728,788
Edison International, Inc.	37,000	1,669,440
PG&E Corp.	47,400	1,743,372
PNM Resources, Inc.	30,000	779,100
PPL Corp.	194,852	5,728,649
Wisconsin Energy Corp.	104,636	3,970,936

		18,101,994

Utilities - Gas, Distribution - 0.16%

Sempra Energy	11,500	505,425

Total Long-Term Investment Securities
(Cost $274,686,191)		308,122,894

SHORT-TERM INVESTMENT SECURITIES - 0.58%
Time Deposit - 0.58%

Euro Time Deposit with State Street Bank & Trust Co.:
2.10% due 12/01/05 (Cost $1,819,000)	$1,819,000	1,819,000

REPURCHASE AGREEMENT- 1.27%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $3,998,409 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.88%, due 09/14/07 and having an approximate value of $4,122,349 (Cost $3,998,000)	3,998,000	3,998,000

TOTAL INVESTMENTS
(Cost $280,503,191)(1)	100.04%	313,939,894
Liabilities in excess of other assets	(0.04)%	(119,455)

NET ASSETS	100.00%	$313,820,439

ADR - American Depository Receipt

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at November 30, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Schedule of Investments

MODERATE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES (1) - 100.16%
Bond Fund - 26.04%

VALIC Co. II Core Bond Fund	2,018,966	$19,684,921

International Equity Fund - 15.53%

VALIC Co. II International Small Cap Equity Fund	804,330	11,735,173

Large Cap Equity Funds - 51.28%

VALIC Co. II Capital Appreciation Fund	2,091,149	19,154,924
VALIC Co. II Large Cap Value Fund	1,395,681	19,609,315

		38,764,239

Mid Cap Equity Funds - 5.01%

VALIC Co. II Mid Cap Growth Fund	101,817	1,892,782
VALIC Co. II Mid Cap Value Fund	246,135	1,892,777

		3,785,559

Small Cap Equity Funds - 2.30%

VALIC Co. II Small Cap Growth Fund	66,097	832,816
VALIC Co. II Small Cap Value Fund	57,684	908,531

		1,741,347

TOTAL LONG-TERM INVESTMENT SECURITIES
(Cost $69,897,392) (2)	100.16%	75,711,239
Liabilities in excess of other assets	(0.16)%	(124,634)

NET ASSETS -	100.00%	$75,586,605

(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MONEY MARKET II FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 87.31%
Asset Backed Commercial Paper - 40.85%

Amstel Funding Corp.:
3.84% due 12/15/05 *	$1,000,000	$998,507
Amsterdam Funding Corp.:
4.02% due 12/09/05 *	1,000,000	999,106
4.10% due 01/23/06 *	1,000,000	993,964
Barton Capital LLC:
4.08% due 01/10/06 *	1,000,000	995,467
4.13% due 01/25/06 *	1,000,000	993,690
Cafco LLC:
4.16% due 01/27/06 *	1,000,000	993,413
4.18% due 01/30/06 *	1,000,000	993,042
Cancara Asset Securitisation, Ltd.:
3.75% due 12/01/05 *	1,000,000	1,000,000
4.02% due 01/09/06 *	1,446,000	1,439,703
Charta LLC:
3.98% due 12/15/05 *	1,000,000	998,452
4.11% due 01/13/06 *	1,000,000	995,091
Clipper Receivables Corp.:
4.03% due 12/14/05	1,000,000	998,545
CRC Funding LLC:
4.27% due 02/07/06 *	1,000,000	991,934
Edison Asset Securitization LLC:
4.02% due 12/09/05 *	1,000,000	999,107
Galaxy Funding, Inc.:
4.03% due 01/10/06 *	1,000,000	995,524
Giro Funding United States Corp.:
3.84% due 12/15/05 *	1,000,000	998,507
Govco, Inc.:
4.04% due 01/12/06 *	1,000,000	995,287
4.28% due 02/23/06 *	1,000,000	990,013
Greyhawk Funding LLC:
4.02% due 01/05/06 *	1,000,000	996,092
4.23% due 02/08/06 *	1,447,000	1,435,268
Jupiter Securitization Corp.:
4.03% due 12/06/05 *	1,000,000	999,441
Ranger Funding Co., LLC:
4.05% due 12/15/05 *	1,000,000	998,425
Sheffield Receivables Corp.:
4.13% due 01/04/06 *	1,000,000	996,099
Surrey Funding Corp.:
4.17% due 02/03/06 *	1,000,000	992,587
4.23% due 01/30/06 *	1,000,000	992,950
Sydney Capital Corp.:
4.10% due 12/21/05 *	1,000,000	997,722
4.28% due 02/14/06 *	1,000,000	991,084
Thames Asset Global Securitization No. 1, Inc.:
4.03% due 12/06/05 *	1,291,000	1,290,277
4.10% due 12/20/05 *	1,000,000	997,836
Windmill Funding Corp.:
4.02% due 12/09/05 *	1,000,000	999,107
4.08% due 12/20/05 *	1,000,000	997,846

		32,054,086

Certificates of Deposit - 15.30%

Barclays Bank PLC:
3.92% due 12/07/05	1,000,000	1,000,002
BNP Paribas:
3.75% due 12/28/05 (1)	1,000,000	1,000,004
4.16% due 01/09/06 (1)	1,000,000	1,000,005
Citibank NA:
3.90% due 12/23/05	2,000,000	2,000,000
Deutsche Bank:
4.00% due 01/06/06	1,000,000	1,000,000
Fortis Bank:
4.26% due 01/31/06	1,000,000	1,000,008
Lloyds Bank PLC:
4.12% due 01/23/06 (1)	2,000,000	2,000,015
Royal Bank of Scotland PLC:
4.31% due 09/29/06	1,000,000	1,000,000
UBS AG:
4.15% due 01/09/06	1,000,000	1,000,000
Wells Fargo Bank NA:
4.03% due 12/09/05	1,000,000	1,000,000

		12,000,034

Commercial Paper - 15.25%

Bear Stearns Co., Inc.:
3.75% due 12/01/05	1,000,000	1,000,000
Bear Stearns Cos., Inc.:
4.11% due 01/23/06	1,000,000	993,949
Ciesco LP:
4.10% due 01/18/06 *	2,000,000	1,989,067
Dexia Credit Local SA:
4.03% due 12/05/05 (1)	1,000,000	999,874
Falcon Asset Securitization:
4.09% due 12/19/05 *	1,000,000	997,955
4.13% due 01/04/06 *	1,000,000	996,100
General Electric Capital Corp.:
4.17% due 02/01/06	1,000,000	992,818
General Electric Co.:
3.99% due 12/27/05	1,000,000	997,118
Goldman Sachs Group, Inc.:
4.14% due 12/18/05 (1)	1,000,000	1,000,000
HBOS Treasury Services PLC:
3.95% due 12/13/05	1,000,000	998,684
Merrill Lynch & Co., Inc.:
4.00% due 12/09/05	1,000,000	999,111

		11,964,676

Government Agencies - 5.08%

Federal Home Loan Bank:
4.16% due 02/01/06	2,000,000	1,985,671
Federal National Mtg. Assoc.:
4.00% due 08/08/06 (1)	1,000,000	1,000,000
4.01% due 12/01/05 (1)	1,000,000	999,956

		3,985,627

Medium Term Notes - 10.83%

Beta Finance, Inc.:
4.07% due 12/15/05 *(1)	1,000,000	1,000,000

Merrill Lynch & Co., Inc.:
4.10% due 12/15/05 (1)	1,000,000	1,000,000
Sedna Finance, Inc.:
4.09% due 12/15/05 *(1)	1,500,000	1,500,000
4.15% due 12/28/05 *(1)	1,000,000	1,000,000
Sigma Finance, Inc.:
4.05% due 12/06/05 *(1)	1,000,000	1,000,000
4.14% due 12/28/05 *(1)	1,000,000	999,971
Wells Fargo & Co.:
4.05% due 12/03/05 (1)	1,000,000	1,000,000
White Pine Finance LLC:
4.08% due 12/15/05 *(1)	1,000,000	999,978

		8,499,949

Total Short-Term Investment Securities
(Cost $68,504,372)		68,504,372

REPURCHASE AGREEMENTS - 12.65%

State Street Bank & Trust Co., Joint Repurchase Agreement (2)	926,000	926,000
UBS Warburg, LLC, Joint Repurchase Agreement (2)	9,000,000	9,000,000

Total Repurchase Agreements
(Cost $9,926,000)		9,926,000

TOTAL INVESTMENTS
(Cost $78,430,372) (3)	99.96%	78,430,372
Other assets less liabilities	0.04%	29,887

NET ASSETS	100.00%	$78,460,259

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $41,538,612 representing 52.94% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Variable rate security - the rate reflected is as of November 30, 2005; maturity date reflects next reset date.

(2)	See Note 2 for details of Joint Repurchase Agreement.

(3)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category held in the Money Market II Fund as of November 30, 2005:

Asset Backed/Receivables	17.76%
Money Center Banks	16.57%
Asset Backed/Multi-Asset	16.20%
Asset Backed/Securities	13.25%
Finance	10.82%
Foreign Bank	8.92%
Investment Bank/Brokerage	6.36%
Sovereign Agency	5.08%
Diversified Financial Services	2.55%
Domestic Bank	1.27%
Commercial Bank	1.18%

99.96%

See Notes to Schedule of Investments

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.11%
Advertising - 1.34%

Marchex, Inc., Class B+	26,100	$610,740

Aerospace/Defense - 0.60%

Orbital Sciences Corp., Class A+	22,600	$272,556

Apparel & Products - 0.51%

Hot Topic, Inc.+	15,100	234,050

Automotive - 0.59%

Oshkosh Truck Corp., Class B	6,000	269,580

Banks - 3.11%

East West Bancorp, Inc.	7,600	287,584
First State Bancorp.	14,122	349,378
Greater Bay Bancorp	9,100	242,424
Hancock Holding Co.	5,600	215,488
Signature Bank+	6,400	184,256
Westamerica Bancorp	2,583	141,135

		1,420,265

Chemical - 3.82%

Cabot Corp.	10,100	354,005
Cabot Microelectronics Corp.+	6,700	207,231
FMC Corp.+	9,500	505,115
Minerals Technologies, Inc.	7,900	447,298
Westlake Chemical Corp.	8,300	232,566

		1,746,215

Coal - 0.44%

Alpha Natural Resources, Inc.+	8,300	199,366

Commercial Services - 3.55%

Advance America Cash Advance Centers, Inc.	15,700	195,465
BearingPoint, Inc.+	42,700	310,856
Global Cash Access, Inc.+	20,500	259,325
LECG Corp.+	6,900	112,746
Maximus, Inc.	6,200	225,680
Parexel International Corp.+	14,200	292,094
TNS, Inc.+	12,500	225,625

		1,621,791

Drugs - 1.65%

Angiotech Pharmaceuticals, Inc.+	21,800	319,152
Impax Laboratories, Inc.+	25,500	253,725
Pharmion Corp.+	7,300	126,801
Taro Pharmaceutical Industries, Ltd., Class A+	3,960	52,628

		752,306

Electronics/Electrical Equipment - 10.21%

Ametek, Inc.	5,000	213,050
Coherent, Inc.+	10,000	315,900
Electro Scientific Industries, Inc.+	15,000	377,400
Flir Systems, Inc.+	17,700	437,544
Greatbatch, Inc.+	19,300	559,314
Mettler-Toledo International, Inc.+	3,900	222,612
Microtune, Inc.+	40,300	197,067
Molecular Devices Corp.+	9,800	263,130
Silicon Laboratories, Inc.+	19,800	769,230
Tektronix, Inc.	16,300	417,117
Trimble Navigation, Ltd.+	13,400	436,572
Varian, Inc.+	10,800	453,168

		4,662,104

Financial Services - 4.94%

Ares Capital Corp.	16,979	263,005
CapitalSource, Inc.+	22,800	544,920
Doral Financial Corp.	18,500	186,850
Financial Federal Corp.	8,900	359,738
GFI Group, Inc.+	5,300	236,062
Jackson Hewitt Tax Service, Inc.	8,700	209,148
National Financial Partners Corp.	9,000	458,010

		2,257,733

Freight - 3.74%

Forward Air Corp.	18,400	707,480
Knight Transportation, Inc.	16,800	540,456
Landstar System, Inc.	10,700	460,528

		1,708,464

Healthcare - 5.43%

American Medical Systems Holdings, Inc.+	24,900	458,160
Pharmaceutical Product Development, Inc.	6,200	361,398
Psychiatric Solutions, Inc.+	7,500	423,150
RehabCare Group, Inc.+	11,200	216,832
Steris Corp.	13,000	326,560
Symbion, Inc.+	9,400	251,826
United Surgical Partners International, Inc.+	12,800	444,288

		2,482,214

Heavy Duty Trucks/Parts - 0.73%

Wabash National Corp.	16,900	335,465

Hospital Management - 1.12%

VCA Antech, Inc.+	18,300	511,668

Hospital Supplies - 0.54%

Merit Medical Systems, Inc.+	19,166	245,325

Human Resources - 0.89%

CDI Corp.	14,400	406,656

Information Processing - Hardware - 0.87%

Avocent Corp.+	13,500	396,090

Information Processing - Services - 6.13%

Catapult Communications Corp.+	7,300	123,443
Entrust, Inc.+	43,000	215,000
FileNET Corp.+	16,300	439,122
Jack Henry & Associates, Inc.	14,100	269,874
Micros Systems, Inc.+	8,700	420,297
National Instruments Corp.	17,600	454,256
Rightnow Technologies, Inc.+	10,700	193,777
Sapient Corp.+	54,500	338,990
ValueClick, Inc.+	18,300	345,504

		2,800,263

Information Processing - Software - 4.59%

Global Payments, Inc.	12,800	560,384
Hyperion Solutions Corp.+	6,500	344,175
Micromuse, Inc.+	27,100	200,811
NetIQ Corp.+	18,800	224,660
Quest Software, Inc.+	26,900	423,675
THQ, Inc.+	14,700	333,984
Ultimate Software Group, Inc.+	600	10,326

		2,098,015

Insurance - 1.93%

Aspen Insurance Holdings, Ltd.	3,500	87,605
EMC Insurance Group, Inc.	1,861	36,401
Max Re Capital, Ltd.	9,100	242,970
Sierra Health Services, Inc.+	6,600	516,252

		883,228

Leisure & Tourism - 7.31%

BJ’s Restaurants, Inc.+	11,200	265,888
Four Seasons Hotels, Inc.	5,800	289,420
Gaylord Entertainment Co.+	5,900	255,234
La Quinta Corp.+	44,400	486,624
Orient-Express Hotels, Ltd.	14,300	450,736
P.F. Chang’s China Bistro, Inc.+	5,200	267,540
Panera Bread Co., Class A+	5,600	380,800
Penn National Gaming, Inc.+	19,200	636,864
Republic Airways Holdings, Inc.+	21,100	306,583

		3,339,689

Machinery - 2.35%

Clarcor, Inc.	4,000	118,680
Flowserve Corp.+	16,900	631,384
Manitowoc Co., Inc.	6,500	325,650

		1,075,714

Medical - Biomedical/Gene - 0.87%

Coley Pharmaceutical Group, Inc.+	16,400	261,744
Panacos Pharmaceuticals, Inc.+	17,000	134,470

		396,214

Medical Technology - 2.32%

Digene Corp.+	11,300	309,846
Serologicals Corp.+	13,400	269,072
Symmetry Medical, Inc.+	7,100	130,427
Telik, Inc.+	20,800	349,024

		1,058,369

Mobile Homes - 0.73%

Winnebago Industries, Inc.	9,900	332,739

Multimedia - 0.41%

Entravision Communications Corp.+	24,900	186,501

Oil & Gas - 7.93%

Barrett Bill Corp.+	8,300	325,775
Bronco Drilling Co., Inc.+	3,900	95,550
Cal Dive International, Inc.+	15,600	1,132,716
Denbury Resources, Inc.+	22,000	498,080
FMC Technologies, Inc.+	12,000	493,080
Oil States International, Inc.+	6,500	221,390
Spinnaker Exploration Co.+	3,900	254,553
Superior Energy Services, Inc.+	27,700	603,029

		3,624,173

Pollution Control - 0.33%

Waste Connections, Inc.+	4,300	149,812

Real Estate - 0.93%

Jones Lang LaSalle, Inc.	8,500	424,830

Real Estate Investment Trusts - 1.42%

Innkeepers USA Trust	20,300	354,032
Meristar Hospitality Corp.+	30,200	295,658

		649,690

Retail - 2.65%

Cost Plus, Inc.+	12,800	235,264
Regis Corp.	7,500	299,625
Tractor Supply Co.+	5,700	307,002

Tuesday Morning Corp.	9,800	267,442
Zumiez, Inc.+	2,600	102,882

		1,212,215

Savings & Loan - 0.33%

Franklin Bank Corp.+	8,100	149,850

Schools - 0.63%

Lincoln Educational Services+	13,300	187,530
Strayer Education, Inc.	1,000	99,800

		287,330

Semiconductors - 7.87%

Actel Corp.+	20,900	304,304
Exar Corp.+	5,333	65,916
FormFactor, Inc.+	15,100	423,706
Integrated Device Technology, Inc.+	11,800	141,364
Microsemi Corp.+	20,800	577,200
Power Integrations, Inc.+	20,900	455,829
Semtech Corp.+	30,200	601,282
Sirf Technology Holdings, Inc.+	8,400	232,848
Varian Semiconductor Equipment Associates, Inc.+	16,900	743,938
ZiLOG, Inc.+	18,000	47,700

		3,594,087

Telecommunications - 3.40%

Arris Group, Inc.+	32,000	311,040
Essex Corp.+	21,100	401,955
JAMDAT Mobile, Inc.+	11,900	272,153
ViaSat, Inc.+	20,500	566,825

		1,551,973

Therapeutics - 1.03%

Medicines Co.+	12,400	226,548
Nabi Biopharmaceuticals+	300	963
Trimeris, Inc.+	22,200	242,868

		470,379

Utilities - Electric - 0.87%

Headwaters, Inc.+	11,200	399,056

Total Long-Term Investment Securities
(Cost $36,649,687)		44,816,715

SHORT-TERM INVESTMENT SECURITIES - 2.66%
Government Agencies - 2.66%

Federal Home Loan Bank Disc. Notes:
3.88% due 12/01/05 (Cost $1,216,000)	$1,216,000	1,216,000

TOTAL INVESTMENTS
(Cost $37,865,687) (1)	100.77%	46,032,715
Liabilities in excess of other assets	(0.77)%	(352,937)

NET ASSETS	100.00%	$45,679,778

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.72%
Aerospace/Defense - 0.40%

Kaman Corp., Class A	11,100	$213,231
Moog, Inc., Class A+	6,100	178,669

		391,900

Airlines - 0.78%

Alaska Air Group, Inc.+	8,500	299,455
Continental Airlines, Inc., Class B+	29,400	457,758

		757,213

Apparel & Products - 2.38%

Blair Corp.	2,500	93,250
Hot Topic, Inc.+	6,100	94,550
Kellwood Co.	1,400	32,368
Payless ShoeSource, Inc.+	64,000	1,462,400
Skechers U.S.A., Inc., Class A+	11,200	167,552
Stride Rite Corp.	29,900	410,826
Wolverine World Wide, Inc.	2,700	58,644

		2,319,590

Appliances/Furnishings - 2.07%

CompX International, Inc., Class A	9,800	158,172
Furniture Brands International, Inc.	30,400	606,480
Griffon Corp.+	30,800	750,288
HNI Corp.	10,000	504,000

		2,018,940

Automotive - 0.99%

Cooper Tire & Rubber Co.	4,600	67,666
CSK Auto Corp.+	30,400	471,200
Modine Manufacturing Co.	10,600	352,874
TRW Automotive Holdings Corp.+	2,700	68,040

		959,780

Banks - 12.20%

1st Source Corp.	3,300	83,391
Amcore Financial, Inc.	4,100	128,207
Associated Banc-Corp.	12,900	422,862
BancFirst Corp.	2,700	215,217
Bank of Hawaii Corp.	16,400	846,404
BOK Financial Corp.	3,900	185,523
Camden National Corp.	1,400	49,966
Capital Crossing Bank+	3,600	118,044
City Holding Co.	3,500	127,680
Colonial BancGroup, Inc.	6,800	169,388
Columbia Bancorp	600	24,726
Commerce Bancshares, Inc.	14,260	737,955
Community Bank Systems, Inc.	8,200	197,292
Community Trust Bancorp, Inc.	1,200	39,480
Corus Bankshares, Inc.	4,700	276,266
Cullen/Frost Bankers, Inc.	16,300	877,918
Eastern Virginia Bankshares, Inc.	2,800	58,859
Farmers Capital Bank Corp.	600	19,410
First Citizens BancShares, Inc., Class A	600	112,482
First Commonwealth Financial Corp.	10,700	144,343
First Community Bancshares, Inc.	2,200	67,936
First Financial Bankshares, Inc.	1,400	52,066
First State Bancorp	2,800	69,272
FirstMerit Corp.	26,000	693,160
FNB Corp. (VA)	1,000	30,850
Fulton Financial Corp.	4,750	82,555
Great Southern Bancorp, Inc.	1,200	36,492
Greater Bay Bancorp	47,600	1,268,064
Heartland Financial USA, Inc.	900	18,396
IBERIABANK Corp.	1,347	73,963
Integra Bank Corp.	600	12,870
Lakeland Financial Corp.	600	26,070
Mercantile Bank Corp.	8,177	327,080
Mid-State Bancshares	3,000	83,730
Old National Bancorp	2,300	50,370
Pacific Capital Bancorp	7,500	279,900
R&G Financial Corp., Class B	10,100	128,573
Santander BanCorp	1,100	29,634
SCBT Financial Corp.	900	29,997
Simmons First National Corp., Class A	5,000	140,100
Southwest Bancorp, Inc.	2,700	60,939
Suffolk Bancorp	800	26,624
Susquehanna Bancshares, Inc.	10,700	262,364
Taylor Capital Group, Inc.	1,300	50,947
TCF Financial Corp.	31,200	856,752
Tompkins Trustco, Inc.	600	27,120
UMB Financial Corp.	15,100	1,002,338
Umpqua Holdings Corp.	9,700	256,274
Virginia Financial Group, Inc.	600	22,560
Washington Trust Bancorp, Inc.	7,600	213,028
WesBanco, Inc.	10,600	339,200
Whitney Holding Corp.	14,850	435,105

		11,889,742

Beverages - 0.02%

Farmer Brothers Co.	1,000	20,370

Broadcasting - 0.11%

Sinclair Broadcast Group, Inc., Class A	10,900	104,858

Building Materials - 2.09%

Apogee Enterprises, Inc.	11,100	171,717
Eagle Materials, Inc.	4,300	494,070
LSI Industries, Inc.	28,100	505,800
Patrick Industries, Inc.+	8,000	86,000
Shaw Group, Inc.+	27,100	782,919

		2,040,506

Chemical - 2.70%

H.B. Fuller Co.	34,300	1,062,614
NL Industries, Inc.	7,800	115,440
Penford Corp.	4,000	53,200
Pioneer Cos., Inc.+	10,400	258,232
Sensient Technologies Corp.	25,800	468,786
Stepan Co.	15,400	397,782
W.R. Grace & Co.+	31,900	277,211

		2,633,265

Commercial Services - 3.98%

Administaff, Inc.	8,300	373,915
Clark, Inc.	8,000	113,040
Deluxe Corp.	2,700	87,561
Geo Group, Inc.+	8,700	212,715
Laidlaw International, Inc.	35,100	758,862
Quanta Services, Inc.+	45,400	642,410
Silgan Holdings, Inc.	19,000	670,510
Washington Group International, Inc.	19,700	1,018,687

		3,877,700

Drugs - 0.64%

Adolor Corp.+	10,500	152,985
Alpharma, Inc., Class A	7,200	190,224
Cardiome Pharma Corp.+	15,300	132,039
King Pharmaceuticals, Inc.+	9,700	152,581

		627,829

Electronics/Electrical Equipment - 3.42%

Analogic Corp.	9,400	450,824
Coherent, Inc.+	18,400	581,256
CTS Corp.	20,900	251,427
Emcor Group, Inc.+	6,800	481,100
Kemet Corp.+	20,500	164,000
Park Electrochemical Corp.	17,500	441,700
Paxar Corp.+	9,200	175,996
Teleflex, Inc.	11,800	780,806

		3,327,109

Financial Services - 2.83%

A.G. Edwards, Inc.	9,100	401,037
AmeriCredit Corp.+	40,300	999,440
Federal Agricultural Mtg. Corp., Class C	17,100	476,577
Investment Technology Group, Inc.+	12,100	470,569
Marlin Business Services, Inc.+	4,000	90,840
World Acceptance Corp.+	11,500	316,710

		2,755,173

Foods - 1.56%

Del Monte Foods Co.+	32,900	325,052
J&J Snack Foods Corp.	7,400	449,476
Pilgrims Pride Corp.	18,000	576,000
Seaboard Corp.	100	172,000

		1,522,528

Freight - 0.89%

Alexander & Baldwin, Inc.	3,100	155,062
CNF, Inc.	11,400	649,800
SCS Transportation, Inc.+	3,000	59,130

		863,992

Funeral Services - 0.52%

Alderwoods Group, Inc.+	24,300	364,986
Stewart Enterprises, Inc., Class A	28,200	143,820

		508,806

Healthcare - 1.98%

Kindred Healthcare, Inc.+	7,700	213,521
Magellan Health Services, Inc.+	15,300	447,066
Manor Care, Inc.	12,300	484,989
RehabCare Group, Inc.+	4,400	85,184
Steris Corp.	21,000	527,520
Vital Signs, Inc.	3,600	171,828

		1,930,108

Home Builders - 0.75%

Brookfield Homes Corp.	14,802	731,663

Hospital Supplies - 0.20%

Datascope Corp.	5,500	193,050

Household Products - 1.23%

American Greetings Corp., Class A	27,200	712,640
Playtex Products, Inc.+	34,600	484,400

		1,197,040

Human Resources - 0.13%

CDI Corp.	4,600	129,904

Information Processing - Hardware - 1.08%

Electronics for Imaging, Inc.+	28,000	782,040
Imation Corp.	6,200	272,552
Interphase Corp.+	200	860

		1,055,452

Information Processing - Services - 2.92%

Agilysys, Inc.	14,800	281,940
Ansoft Corp.+	4,000	138,760
Arbinet Holdings, Inc.+	14,100	92,496
BISYS Group, Inc.+	35,500	475,700
Cadence Design Systems, Inc.+	7,100	121,694
CSG Systems International, Inc.+	23,300	559,200

Digital Insight Corp.+	7,600	251,712
Intergraph Corp.+	3,800	182,476
Sykes Enterprises, Inc.+	20,500	282,900
United Online, Inc.	32,500	458,575

		2,845,453

Information Processing - Software - 2.98%

Acxiom Corp.	15,300	339,354
Advent Software, Inc.+	13,600	389,504
Atari, Inc.+	64,500	81,270
BEA Systems, Inc.+	32,100	281,517
EPIQ Systems, Inc.+	39,700	754,697
Infousa, Inc.+	12,800	129,664
Parametric Technology Corp.+	71,400	417,690
Per-Se Technologies, Inc.+	17,700	404,976
Progress Software Corp.+	3,400	105,196

		2,903,868

Insurance - 4.72%

Alfa Corp.	18,100	315,483
AmerUs Group Co.	8,200	481,586
Centene Corp.+	3,300	79,233
Delphi Financial Group, Inc., Class A	12,700	601,726
FBL Financial Group, Inc., Class A	2,000	62,700
Harleysville Group, Inc.	20,400	557,124
Horace Mann Educators Corp.	28,300	536,002
LandAmerica Financial Group, Inc.	7,600	492,100
ProAssurance Corp.+	6,300	313,614
Protective Life Corp.	8,800	388,784
StanCorp Financial Group, Inc.	7,500	772,800

		4,601,152

Leisure & Tourism - 3.24%

Arctic Cat, Inc.	11,500	241,270
Bluegreen Corp.+	8,100	120,447
California Pizza Kitchen, Inc.+	5,800	190,124
Dominos Pizza, Inc.	17,300	432,500
Dover Downs Gaming & Entertainment, Inc.	3,700	46,472
Hasbro, Inc.	13,100	267,502
Jack in the Box, Inc.+	23,900	803,040
Luby’s, Inc.+	9,900	126,522
Marcus Corp.	10,900	264,434
Marvel Entertainment, Inc.+	40,700	662,189

		3,154,500

Machinery - 4.98%

Applied Industrial Technologies, Inc.	9,500	303,525
Cognex Corp.	28,300	875,602
Cummins, Inc.	5,400	480,600
Flowserve Corp.+	26,000	971,360
Lindsay Manufacturing Co.	6,000	111,420
Lufkin Industries, Inc.	4,500	201,375
NACCO Industries, Inc., Class A	1,300	152,230
Stewart & Stevenson Services, Inc.	18,700	383,350
Tennant Co.	900	42,228
Terex Corp.+	21,600	1,330,992

		4,852,682

Medical - Biomedical/Gene - 0.32%

GTx, Inc.+	5,100	39,933
Myogen, Inc.+	3,700	80,438
Vertex Pharmaceuticals, Inc.+	7,400	188,700

		309,071

Medical Technology - 0.35%

DJ Orthopedics, Inc.+	3,300	102,828
Illumina, Inc.+	15,300	240,975

		343,803

Metals - 2.91%

Brush Engineered Materials, Inc.+	16,200	257,418
Century Aluminum Co.+	31,000	716,720
Chaparral Steel Co.+	4,100	102,500
CIRCOR International, Inc.	7,300	190,165
Crown Holdings, Inc.+	13,500	250,290
Lawson Products, Inc.	100	3,775
MascoTech, Inc. + (1) (2)	200	0
Mueller Industries, Inc.	17,000	460,190
Oregon Steel Mills, Inc.+	5,000	136,750
Steel Dynamics, Inc.	16,700	578,154
Valmont Industries, Inc.	4,300	143,491

		2,839,453

Mobile Homes - 0.07%

National R.V. Holdings, Inc.+	10,800	64,692

Multimedia - 0.92%

Belo Corp.	41,100	895,980

Oil & Gas - 5.61%

Forest Oil Corp.+	24,300	1,088,883
Helmerich & Payne, Inc.	19,100	1,108,182
Holly Corp.	10,400	632,528
Houston Exploration Co.+	20,300	1,109,598
Meridian Resource Corp.+	14,500	59,740
ONEOK, Inc.	16,800	460,824
Pride International, Inc.+	30,000	893,700
Tesoro Petroleum Corp.	2,100	115,647

		5,469,102

Paper/Forest Products - 0.97%

Buckeye Technologies, Inc.+	9,600	73,152
Glatfelter	34,800	501,816
Graphic Packaging Corp.+	13,200	35,904
Longview Fibre Co.	5,200	110,552
Smurfit-Stone Container Corp.+	17,700	224,259

		945,683

Publishing - 0.87%

John Wiley & Sons, Inc., Class A	13,700	566,221
Readers Digest Assoc., Inc., Class A	18,300	284,199

		850,420

Real Estate - 0.38%

Jones Lang LaSalle, Inc.	2,200	109,956
Trammell Crow Co.+	10,200	263,772

		373,728

Real Estate Investment Trusts - 10.50%

American Home Mortgage Investment Corp.	12,900	383,001
Annaly Mtg. Management, Inc.	13,700	160,975
Anworth Mtg. Asset Corp.	32,100	254,874
Apartment Investment & Management Co., Class A	13,700	530,601
Arden Realty, Inc.	12,800	582,144
Boykin Lodging Co.+	23,600	283,200
Brandywine Realty Trust	8,300	240,534
Colonial Properties Trust	13,500	593,055
Cousins Properties, Inc.	19,400	540,096
Equity Inns, Inc.	40,900	561,148
Home Properties of New York, Inc.	21,800	907,534
Innkeepers USA Trust	15,900	277,296
Kilroy Realty Corp.	12,200	751,520
Lexington Corporate Properties Trust	38,800	826,052
Luminent Mtg. Capital, Inc.	30,900	247,200
Meristar Hospitality Corp.+	32,200	315,238
Pennsylvania Real Estate Investment Trust	900	33,237
Post Properties, Inc.	7,800	315,588
Prentiss Properties Trust	5,800	237,800
Ramco-Gershenson Properties Trust	5,300	145,379
Sunstone Hotel Investors, Inc.	14,900	376,970
Taubman Centers, Inc.	22,300	780,946
Trizec Properties, Inc.	10,500	236,040
Universal Health Realty Income Trust	6,700	222,038
Winston Hotels, Inc.	43,000	432,150

		10,234,616

Retail - 2.41%

Barnes & Noble, Inc.	4,800	193,632
Bon-Ton Stores, Inc.	3,400	62,798
Borders Group, Inc.	33,500	683,065
Pantry, Inc.+	6,900	283,590
Pathmark Stores, Inc.+	12,800	137,728
Rite Aid Corp.+	61,700	227,673
ShopKo Stores, Inc.+	14,900	427,332
Weis Markets, Inc.	6,400	269,440
Wilsons The Leather Experts, Inc.+	13,200	58,740

		2,343,998

Savings & Loan - 1.79%

Astoria Financial Corp.	38,600	1,091,608
First Financial Holdings, Inc.	1,700	51,918
First Indiana Corp.	2,000	69,900
FirstFed Financial Corp.+	6,700	350,678
Horizon Financial Corp.	1,300	29,445
OceanFirst Financial Corp.	1,300	31,330
Provident Financial Holdings, Inc.	300	8,247
WSFS Financial Corp.	1,700	107,440

		1,740,566

Semiconductors - 1.21%

Axcelis Technologies, Inc.+	19,500	92,430
Cohu, Inc.	7,500	200,025
Exar Corp.+	22,100	273,156
Integrated Device Technology, Inc.+	15,200	182,096
Lattice Semiconductor Corp.+	46,200	225,918
Monolithic Systems Technology, Inc.+	17,300	105,703
Triquint Semiconductor, Inc.+	21,100	94,950

		1,174,278

Telecommunications - 1.39%

CenturyTel, Inc.	5,700	188,670
Dobson Communications Corp., Class A+	93,300	687,621
Intrado, Inc.+	10,500	237,090
Talk America Holdings, Inc.+	25,400	243,840

		1,357,221

Textile - Products - 1.21%

G&K Services, Inc., Class A	11,900	456,246
UniFirst Corp.	23,300	719,970

		1,176,216

Therapeutics - 0.00%

Cypress Biosciences, Inc.+	400	2,260

Utilities - Communication - 0.36%

Commonwealth Telephone Enterprises, Inc.	10,000	346,600

Utilities - Electric - 3.00%

CenterPoint Energy, Inc.	43,400	573,748
El Paso Electric Co.+	25,300	547,239
Idacorp, Inc.	8,700	248,472
MDU Resources Group, Inc.	6,800	223,244
Puget Energy, Inc.	43,200	897,696
Sierra Pacific Resources+	32,200	434,056

		2,924,455

Utilities - Gas, Distribution - 1.66%

Nicor, Inc.	32,800	1,315,280
Vectren Corp.	11,100	301,365

		1,616,645

Total Common Stock
(Cost $82,819,796)		95,222,960

UNITED STATES GOVERNMENT BONDS - 0.20%
Government Obligations - 0.20%

United States Treasury Notes:
2.88% due 11/30/06
(Cost $197,133)@	$200,000	196,938

Total Long-Term Investment Securities
(Cost $83,016,929)		95,419,898

REPURCHASE AGREEMENT - 4.62%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $4,498,460 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 3.88%, due 09/14/07 and having an approximate value of $4,633,917

(Cost $4,498,000)@	4,498,000	4,498,000

TOTAL INVESTMENTS
(Cost $87,514,929) (3)	102.54%	99,917,898
Liabilities in excess of other assets	(2.54)%	(2,473,431)

NET ASSETS	100.00%	$97,444,467

+	Non-income producing security

@	The security or a portion thereof represents collateral for open futures contracts.

(1)	Fair valued security (see Note 1)

(2)	Illiquid security

(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2005	Unrealized Appreciation (Depreciation)
7 Long	Russell 2000 Index	December 2005	$2,250,158	$2,373,350	$123,192

See Notes to Schedule of Investments

SOCIALLY RESPONSIBLE FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.78%
Airlines - 0.09%

Southwest Airlines Co.	7,730	$127,545

Apparel & Products - 1.01%

Chico’s FAS, Inc.+	2,830	124,831
Nike, Inc., Class B	16,382	1,397,385

		1,522,216

Automotive - 1.02%

Danaher Corp.	24,814	1,377,177
Lear Corp.	5,700	158,688

		1,535,865

Banks - 6.30%

Bank of America Corp.	82,615	3,791,202
Bank of New York Co., Inc.	32,580	1,055,592
Fifth Third Bancorp	19,470	784,057
Northern Trust Corp.	17,290	911,010
Wachovia Corp.	1,930	103,062
Wells Fargo & Co.	44,773	2,813,983

		9,458,906

Beverages - 3.24%

Coca-Cola Co.	60,352	2,576,427
Coca-Cola Enterprises, Inc.	20,034	385,054
PepsiCo, Inc.	32,147	1,903,102

		4,864,583

Broadcasting - 1.24%

Clear Channel Communications, Inc.	3,790	123,402
Comcast Corp., Class A+	42,550	1,123,320
Univision Communications, Inc., Class A+	17,280	522,374
XM Satellite Radio Holdings, Inc., Class A+	3,210	93,925

		1,863,021

Building Materials - 1.17%

American Standard Cos., Inc.	17,960	683,917
Masco Corp.	36,283	1,080,145

		1,764,062

Chemical - 0.22%

Eastman Chemical Co.	5,860	324,234

Commercial Services - 0.76%

Cendant Corp.	64,120	1,139,412

Drugs - 3.97%

Abbott Laboratories	51,800	1,953,378
Barr Pharmaceuticals, Inc.+	5,680	325,748
Caremark Rx, Inc.+	17,583	903,590
Forest Laboratories, Inc.+	4,290	167,610
King Pharmaceuticals, Inc.+	14,360	225,883
Kos Pharmaceuticals, Inc.+	1,830	121,842
Merck & Co., Inc.	76,860	2,259,684

		5,957,735

Electronics/Electrical Equipment - 0.68%

JDS Uniphase Corp.+	32,510	83,551
Molex, Inc.	12,860	344,519
Solectron Corp.+	36,920	132,543
Xerox Corp.+	32,115	456,033

		1,016,646

Financial Services - 9.80%

American Express Co.	39,253	2,018,389
Ameriprise Financial, Inc.	7,864	330,681
Capital One Financial Corp.	21,278	1,767,351
Citigroup, Inc. @	97,118	4,715,079
Fannie Mae	18,916	908,914
Freddie Mac	32,648	2,038,867
Goldman Sachs Group, Inc.	460	59,322
H & R Block, Inc.	21,860	534,258
JPMorgan Chase & Co.	52,104	1,992,978
Merrill Lynch & Co., Inc.	5,290	351,362

		14,717,201

Foods - 1.47%

Archer-Daniels-Midland Co.	27,540	649,118
General Mills, Inc.	32,900	1,563,737

		2,212,855

Freight - 2.70%

FedEx Corp.	14,630	1,428,181
United Parcel Service, Inc., Class B	33,628	2,619,621

		4,047,802

Heavy Duty Trucks/Parts - 0.06%

Navistar International Corp.+	3,110	88,231

Home Builders - 0.12%

DR Horton, Inc.	5,270	186,769

Hospital Supplies - 3.70%

Cardinal Health, Inc.	28,290	1,809,145
Johnson & Johnson	58,544	3,615,092
St. Jude Medical, Inc.+	940	44,904
Stryker Corp.	2,020	87,466

		5,556,607

Household Products - 4.50%

Colgate-Palmolive Co.	33,535	1,828,328
Kimberly-Clark Corp.	29,190	1,721,626
Procter & Gamble Co.	56,040	3,204,928

		6,754,882

Information Processing - Hardware - 3.38%

Apple Computer, Inc.+	6,958	471,891
Dell, Inc.+	64,154	1,934,885
EMC Corp.+	45,960	640,223
Hewlett-Packard Co.	68,505	2,032,543
Seagate Technology, Inc.+(1)(3)	510	0

		5,079,542

Information Processing - Services - 3.17%

Computer Sciences Corp.+	9,670	485,724
eBay, Inc.+	19,574	877,111
First Data Corp.	30,890	1,336,610
Fiserv, Inc.+	7,350	334,499
Google, Inc.+	880	356,391
Symantec Corp.+	34,814	615,163
Yahoo!, Inc.+	18,720	753,106

		4,758,604

Information Processing - Software - 4.30%

Microsoft Corp.	171,169	4,743,093
Oracle Corp.+	136,169	1,711,644

		6,454,737

Insurance - 8.06%

Aetna, Inc.	11,808	1,092,122
AFLAC, Inc.	3,191	153,168
American International Group, Inc.(2)	1,129	75,801
Chubb Corp.	17,760	1,719,879
Hartford Financial Services Group, Inc.	5,730	500,630
Lincoln National Corp.	14,430	750,071
MetLife, Inc.	28,910	1,487,131
Progressive Corp.	14,630	1,799,344
St. Paul Travelers Cos., Inc.	40,072	1,864,550
UnitedHealth Group, Inc.	35,078	2,099,769
XL Capital, Ltd., Class A	8,430	559,583

		12,102,048

Leisure & Tourism - 2.69%

Carnival Corp.	5,790	315,497
Harley-Davidson, Inc.	19,470	1,048,654
McDonald’s Corp.	58,453	1,978,634
Yum! Brands, Inc.	14,270	696,234

		4,039,019

Machinery - 1.32%

Caterpillar, Inc.	3,870	223,609
Illinois Tool Works, Inc.	19,849	1,752,071

		1,975,680

Medical - Biomedical/Gene - 1.14%

Amgen, Inc.+	20,210	1,635,595
Genentech, Inc.+	870	83,190

		1,718,785

Medical Technology - 2.01%

Boston Scientific Corp.+	38,974	1,032,031
Guidant Corp.	18,050	1,113,324
Zimmer Holdings, Inc.+	13,810	865,473

		3,010,828

Metals - 0.90%

Freeport-McMoRan Copper & Gold, Inc., Class B	26,003	1,355,016

Mining - 0.38%

Southern Copper Corp.	8,990	571,854

Multimedia - 2.50%

News Corp., Class A	35,950	532,420
Time Warner, Inc. @	63,082	1,134,214
Walt Disney Co.	83,910	2,091,876

		3,758,510

Oil & Gas - 6.79%

Apache Corp.	7,950	518,976
BJ Services Co.	4,100	150,265
Burlington Resources, Inc.	23,810	1,720,273
Chesapeake Energy Corp.	3,730	107,984
Denbury Resources, Inc.+	11,760	266,246
EOG Resources, Inc.	6,540	469,245
Equitable Resources, Inc.	10,260	383,621
Grant Prideco, Inc.+	8,730	335,145
Kinder Morgan, Inc.	8,960	811,776
Murphy Oil Corp.	11,020	545,049
Noble Corp.	14,637	1,054,889
Noble Energy, Inc.	2,590	96,788
Pioneer Natural Resources Co.	1,400	71,302
Plains Exploration & Production Co.+	2,950	125,080
Pogo Producing Co.	5,950	291,550
Schlumberger, Ltd.	22,928	2,194,897
Vintage Petroleum, Inc.	10,660	558,371
XTO Energy, Inc.	12,080	491,535

		10,192,992

Publishing - 0.90%

Tribune Co.	42,050	1,344,338

Railroads & Equipment - 0.79%

CSX Corp.	24,490	1,191,194

Real Estate Investment Trusts - 1.00%

Equity Office Properties Trust	48,070	1,498,823

Retail - 3.47%

Best Buy Co., Inc.	4,667	225,136
Costco Wholesale Corp.	10,760	537,785
Dollar General Corp.	6,690	126,508
Federated Department Stores, Inc.	6,350	409,131
Gap, Inc.	46,590	809,734
Kroger Co.+	44,600	867,916
Safeway, Inc.	2,740	63,705
Staples, Inc.	9,490	219,219
Target Corp.	36,530	1,954,720

		5,213,854

Semiconductors - 3.18%

Analog Devices, Inc.	15,550	589,656
Broadcom Corp., Class A+	9,520	443,061
Intel Corp.	133,731	3,567,943
KLA-Tencor Corp.	3,400	174,046

		4,774,706

Telecommunications - 3.37%

Avaya, Inc.+	6,430	76,646
BellSouth Corp.	44,960	1,225,609
Cisco Systems, Inc.+	98,010	1,719,095
QUALCOMM, Inc.	43,170	1,962,940
Qwest Communications International, Inc.+	15,350	80,434

		5,064,724

Utilities - Communication - 1.45%

AT&T, Inc.	87,201	2,172,177

Utilities - Electric - 0.83%

AES Corp.+	16,930	266,986
Allegheny Energy, Inc.+	3,330	92,674
DPL, Inc.	1,720	43,946
Dynegy, Inc., Class A+	11,450	54,845
Energy East Corp.	6,700	157,115
NRG Energy, Inc.+	11,330	494,781
Reliant Resources, Inc.+	15,110	138,408

		1,248,755

Utilities - Gas, Pipeline - 0.10%

National Fuel Gas Co.	4,610	148,672

Total Long-Term Investment Securities
(Cost $136,643,610)		140,813,430

SHORT-TERM INVESTMENT SECURITIES - 3.90%

Commercial Paper - 3.33%

UBS Finance, Inc.:
4.02% due 12/01/05@	$5,000,000	5,000,000

Government Obligations - 0.57%

United States Treasury Bills:
3.27% due 12/15/05@	850,000	848,921

Total Short-term Investment Securities
(Cost $5,848,921)		5,848,921

REPURCHASE AGREEMENT - 2.13%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $3,199,327 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 10/19/07 and having an approximate value of $3,295,869 (Cost $3,199,00)@	3,199,000	3,199,000

TOTAL INVESTMENTS
(Cost $145,691,531)(4)	99.81%	149,861,351
Other assets less liabilities	0.19%	292,609

NET ASSETS	100.00%	$150,153,960

+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Fair valued security (see Note 2)
(2)	Security represents an investment in an affiliated company (see Note 3).
(3)	Illiquid security
(4)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2005	Unrealized Appreciation (Depreciation)
29 Long	S&P 500 Index	December 2005	$8,878,850	$9,070,475	$191,625

See Notes to Schedule of Investments

STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS - November 30, 2005 (Unaudited)

	Principal Amount/ Shares@	Value (Note 1)
ASSET-BACKED SECURITIES - 3.39%
Financial Services - 3.39%

Bear Stearns Commercial Mtg. Securities, Inc.:
6.46% due 10/15/36 (11)	25,000	26,501
Commercial Mtg. Certificates, Series 2004-LB2A Pass Through:
4.22% due 03/10/39 (11)	4,130,000	3,960,574
Morgan Stanley Capital I, Series 2005-HQ7, Series D Pass Through:
5.21% due 11/14/42 (1)(11)	100,000	99,379
Morgan Stanley Capital I, Series 2005-HQ7, Series G Pass Through:
5.21% due 11/14/42 (1)	160,000	156,432
Morgan Stanley Dean Witter Capital:
6.39% due 07/15/33 (11)	250,000	263,857
Providian Gateway Master Trust:
4.70% due 11/15/11 *(1)(9)	400,000	402,250

Total Asset-Backed Securities
(Cost $4,939,788)		4,908,993

CORPORATE BONDS - 31.49%
Advertising - 0.16%

Affinity Group, Inc.:
9.00% due 02/15/12	236,000	235,410

Aerospace/Defense - 0.11%

Decrane Aircraft Holdings, Inc.:
12.00% due 09/30/08	150,000	60,375
Raytheon Co.:
6.75% due 08/15/07	97,000	99,538

		159,913

Airlines - 1.76%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	250,000	233,304
Atlas Air, Inc., Series 1999-1A2 Pass Through:
6.88% due 07/02/09	193,891	186,143
Atlas Air, Inc., Series 1999-1B Pass Through:
7.63% due 01/02/15	486,267	407,566
Atlas Air, Inc., Series 1999-1C:
8.77% due 01/02/11	37,457	22,895
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	413,334	410,422
Atlas Air, Inc., Series 2000-1A Pass Through:
8.71% due 01/02/19	366,470	377,930
Atlas Air, Inc., Series 2001B Pass Through:
9.06% due 01/02/14	197,175	183,775
Continental Airlines, Inc., Series 1999-1A Pass Through:
6.55% due 02/02/19	288,071	286,223
Continental Airlines, Inc., Series 1999-1C Pass Through:
6.95% due 08/02/09	76,813	67,796
Continental Airlines, Inc., Series 1999-2C1 Pass Through:
7.73% due 03/15/11	86,212	71,530
Continental Airlines, Inc., Series 2000-2B:
8.31% due 10/02/19	49,835	43,088
Delta Air Lines, Inc.:
8.30% due 12/15/29 (2)(5)	325,000	66,625
9.50% due 11/18/08 *(2)(5)	125,000	107,500
10.00% due 08/15/08 (2)(5)	375,000	75,938

		2,540,735

Automotive - 0.42%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14	125,000	93,750
DaimlerChrysler North America Holding Corp.:
4.88% due 06/15/10	33,000	32,093
Exide Corp.:
10.00% due 03/15/25 +(1)(8)	150,000	0
Ford Motor Co.:
6.38% due 02/01/29	38,000	24,320
7.45% due 07/16/31	550,000	387,750
Stanadyne Corp.:
10.00% due 08/15/14	75,000	72,281
Venture Holdings Trust:
11.00% due 06/01/07+(2)(5)	25,000	62

		610,256

Banks - 0.44%

Chemical Bank:
6.13% due 11/01/08	58,000	59,630
HSBC Bank USA:
5.63% due 08/15/35	100,000	95,086
National City Bank, Cleveland:
3.38% due 10/15/07	54,000	52,556
PNC Bank NA:
4.88% due 09/21/17	90,000	85,383
PNC Funding Corp.:
5.75% due 08/01/06	65,000	65,385
Popular North America, Inc.:
4.25% due 04/01/08	99,000	97,342
US Bank NA:
3.90% due 08/15/08	65,000	63,477
Wachovia Corp.:
5.50% due 08/01/35	90,000	85,340
Wells Fargo & Co.:
3.97% due 09/15/09 (9)	33,000	33,036

		637,235

Beverages - 0.25%

Anheuser-Busch Cos., Inc.:
5.00% due 03/01/19	88,000	84,855
Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	60,000	77,729
Foster’s Finance Corp.:
6.88% due 06/15/11 *	40,000	42,973
Le-Natures, Inc.:
9.00% due 06/15/13 *	150,000	154,500

		360,057

Broadcasting - 2.41%

Adelphia Communications Corp.:
10.25% due 06/15/11 +(2)(5)	75,000	47,813
CCO Holdings LLC:
8.75% due 11/15/13	125,000	120,000
Charter Communications Holdings LLC:
9.63% due 11/15/09	350,000	281,750
9.92% due 04/01/11 (3)	275,000	159,500
10.25% due 01/15/10	75,000	57,750
10.75% due 10/01/09	225,000	183,375
11.13% due 01/15/11	1,125,000	680,625
Citadel Broadcasting Corp.:
1.88% due 02/15/11	100,000	76,375
Comcast Corp.:
6.50% due 11/15/35	50,000	50,314
Cox Communications, Inc.:
7.63% due 06/15/25	149,000	165,449
7.75% due 11/01/10	42,000	45,506

Fisher Communications, Inc.:
8.63% due 09/15/14	200,000	211,000
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)	225,000	234,281
Nexstar Finance, Inc.:
7.00% due 01/15/14	225,000	201,375
Paxson Communications Corp.:
12.25% due 01/15/09 (3)	425,000	437,219
Viacom, Inc.:
6.63% due 05/15/11	66,000	68,415
Young Broadcasting, Inc.:
8.75% due 01/15/14	125,000	109,687
10.00% due 03/01/11	375,000	352,500

		3,482,934

Building Materials - 0.20%

Associated Materials, Inc.:
9.75% due 04/15/12	100,000	94,000
11.25% due 03/01/14 (3)	175,000	74,375
Dayton Superior Corp.:
10.75% due 09/15/08	125,000	121,875

		290,250

Chemical - 0.59%

BCI US Finance Corp.:
9.65% due 07/15/10 *(9)	75,000	76,219
Cytec Industries, Inc.:
6.00% due 10/01/15	75,000	71,413
Equistar Chemicals LP:
8.75% due 02/15/09	50,000	52,750
10.63% due 05/01/11	75,000	82,687
ICI North America, Inc.:
8.88% due 11/15/06	81,000	83,701
Lubrizol Corp.:
4.63% due 10/01/09	40,000	39,038
Lyondell Chemical Co.:
9.50% due 12/15/08	200,000	209,500
Nova Chemicals Corp.:
6.50% due 01/15/12	100,000	97,750
Rockwood Specialties Group, Inc.:
7.50% due 11/15/14	75,000	73,500
10.63% due 05/15/11	33,000	35,723
Westlake Chemical Corp.:
8.75% due 07/15/11	32,000	34,000

		856,281

Commercial Services - 0.67%

Corrections Corp. of America:
6.25% due 03/15/13	125,000	124,687
DI Finance/DynCorp International:
9.50% due 02/15/13 *	150,000	156,375
FTI Consulting, Inc.:
7.63% due 06/15/13 *	50,000	51,500
Hertz Corp.:
7.63% due 06/01/12	12,000	11,640
Mobile Mini, Inc.:
9.50% due 07/01/13	50,000	54,750
Monitronics International, Inc.:
11.75% due 09/01/10	150,000	147,937
North American Energy Partners, Inc.:
9.00% due 06/01/10	125,000	128,750
Petroleum Helicopters, Inc.:
9.38% due 05/01/09	25,000	26,438
PHH Corp.:
6.00% due 03/01/08	49,000	49,648
Rent-Way, Inc.:
11.88% due 06/15/10	206,000	222,480

		974,205

Conglomerates - 0.17%

Park-Ohio Industries, Inc.:
8.38% due 11/15/14	75,000	66,750
Tyco International Group SA:
6.75% due 02/15/11	174,000	182,477

		249,227

Drugs - 0.14%

American Home Products Corp.:
6.95% due 03/15/11	45,000	48,433
Merck & Co., Inc.:
2.50% due 03/30/07	29,000	28,089
Mylan Laboratories, Inc.:
5.75% due 08/15/10 *	25,000	24,781
6.38% due 08/15/15 *	50,000	49,562
Wyeth:
6.00% due 02/15/36 *	50,000	50,422

		201,287

Electronics/Electrical Equipment - 0.11%

Avnet, Inc.:
6.00% due 09/01/15	40,000	38,512
Celestica, Inc.:
7.63% due 07/01/13	25,000	24,375
Muzak LLC:
9.88% due 03/15/09	50,000	27,062
Sanmina-SCI Corp.:
6.75% due 03/01/13	50,000	47,625
Telex Communications, Inc.:
11.50% due 10/15/08	25,000	26,500

		164,074

Financial Services - 5.06%

AAC Group Holding Corp.:
10.25% due 10/01/12 (3)	125,000	90,000
Allstate Life Global Funding Trust:
3.85% due 01/25/08	40,000	39,166
Ambac Financial Grp Inc:
5.95% due 12/05/35	90,000	90,000

American Express Credit Corp.:
5.30% due 12/02/15	80,000	79,742
Ameriprise Financial, Inc.:
5.35% due 11/15/10	96,000	96,347
AMR HoldCo., Inc.:
10.00% due 02/15/15 *	100,000	105,500
BAE Systems Holdings, Inc.:
4.75% due 08/15/10 *	163,000	159,565
5.20% due 08/15/15 *	49,000	47,722
6.40% due 12/15/11 *	159,000	167,152
Barrick Gold Finance Co.:
5.80% due 11/15/34	50,000	47,519
Bear Stearns Cos., Inc.:
5.30% due 10/30/15	45,000	44,591
Borden US Finance Corp.:
9.00% due 07/15/14 *	50,000	49,375
Chukchansi Economic Development Auth.:
8.00% due 11/15/13 *	75,000	75,375
8.06% due 11/15/12 *(9)	75,000	75,750
Consolidated Communications Illinois:
9.75% due 04/01/12	126,000	131,355
Countrywide Home Loans, Inc.:
5.50% due 08/01/06	74,000	74,363
ESI Tractebel Acquisition Corp.:
7.99% due 12/30/11	98,000	102,726
Fidelity National Financial, Inc.:
5.25% due 03/15/13	40,000	36,728
Ford Motor Credit Co.:
7.00% due 10/01/13	175,000	154,746
General Electric Capital Corp.:
1.00% due 03/21/12	JPY 85,000,000	699,230
5.38% due 03/15/07	49,000	49,354
6.75% due 03/15/32	133,000	152,890
General Motors Acceptance Corp.:
6.07% due 12/01/14 (9)	425,000	380,810
6.75% due 12/01/14	137,000	124,295
7.00% due 02/01/12	108,000	97,262
8.00% due 11/01/31	1,913,000	1,875,945
H&E Equipment Services LLC:
11.13% due 06/15/12	75,000	83,062
Household Finance Corp.:
7.00% due 05/15/12	80,000	87,166
HSBC Finance Capital Trust IX:
5.91% due 11/30/15 (10)	100,000	100,844
Huntsman Advanced Materials LLC:
11.00% due 07/15/10	75,000	85,687
ING USA Global Funding Trust:
4.50% due 10/01/10	80,000	78,166
JPMorgan Chase & Co.:
5.15% due 10/01/15	8,000	7,838
Lehman Brothers Holdings, Inc.:
4.50% due 07/26/10	80,000	78,025
MBNA America Bank NA:
7.13% due 11/15/12	40,000	44,468
MBNA Corp.:
4.63% due 09/15/08	128,000	126,962
MedCath Holdings Corp.:
9.88% due 07/15/12	125,000	133,125
Merrill Lynch & Co., Inc.:
4.79% due 08/04/10	64,000	63,083
Morgan Stanley:
5.38% due 10/15/15	90,000	89,360
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	65,000	63,612
Nexstar Finance Holdings LLC:
11.38% due 04/01/13 (3)	350,000	255,937
PCA LLC:
11.88% due 08/01/09	200,000	47,500
Pricoa Global Funding I:
4.63% due 06/25/12 *	35,000	33,877
Principal Life Global Funding:
5.13% due 06/28/07 *	65,000	65,022
PX Escrow Corp.:
9.63% due 02/01/06 (3)	225,000	213,750
Residential Capital Corp.:
6.38% due 06/30/10	115,000	115,919
6.88% due 06/30/15	90,000	94,198
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	65,000	65,242
Terra Capital, Inc.:
11.50% due 06/01/10	81,000	90,315
12.88% due 10/15/08	100,000	116,500
Transamerica Finance Corp.:
6.40% due 09/15/08	33,000	34,242
Xlliac Global Funding:
4.80% due 08/10/10 *	110,000	108,274

		7,329,682

Foods - 0.41%

ConAgra Foods, Inc.:
6.00% due 09/15/06	71,000	71,577
Doane Pet Care Co.:
10.63% due 11/15/15 *	50,000	50,813
Smithfield Foods, Inc.:
7.75% due 05/15/13	100,000	106,000
Wornick Co.:
10.88% due 07/15/11	350,000	360,937

		589,327

Freight - 0.06%

Ryder System, Inc.:
5.00% due 06/15/12	88,000	83,214

Funeral Services - 0.44%

Alderwoods Group, Inc.:
7.75% due 09/15/12	25,000	25,937
Carriage Services, Inc.:
7.88% due 01/15/15	212,000	216,240

Service Corp. International:
6.50% due 03/15/08		200,000	202,500
6.75% due 04/01/16		50,000	49,000
7.00% due 06/15/17 *		125,000	123,594
Stewart Enterprises, Inc.:
7.25% due 02/15/13 *		17,000	16,278

			633,549

Healthcare - 0.68%

CDRV Investors, Inc.:
9.63% due 01/01/15 (3)		225,000	135,000
Concentra Operating Corp.:
9.13% due 06/01/12		100,000	103,000
9.50% due 08/15/10		25,000	25,750
Curative Health Services, Inc.:
10.75% due 05/01/11 +(2)		100,000	69,250
Encore Medical Corp.:
9.75% due 10/01/12		50,000	48,750
Genesis HealthCare Corp.:
2.50% due 03/15/25 *		50,000	49,938
8.00% due 10/15/13		50,000	52,625
Inverness Medical Innovations, Inc.:
8.75% due 02/15/12		270,000	276,750
Pediatric Services of America, Inc.:
10.00% due 04/15/08 (1)		25,000	25,250
Psychiatric Solutions, Inc.:
7.75% due 07/15/15		83,000	85,905
US Oncology, Inc.:
10.75% due 08/15/14		100,000	110,750

			982,968

Heavy Duty Trucks/Parts - 0.21%

Dana Corp.:
5.85% due 01/15/15		275,000	195,250
Dura Operating Corp.:
8.63% due 04/15/12		102,000	84,660
Navistar International Corp.:
6.25% due 03/01/12		19,000	17,100

			297,010

Hospital Management - 0.41%

HCA, Inc.:
6.38% due 01/15/15		225,000	223,556
6.75% due 07/15/13		125,000	127,382
Tenet Healthcare Corp.:
6.50% due 06/01/12		25,000	22,562
7.38% due 02/01/13		75,000	68,250
9.25% due 02/01/15 *		100,000	98,000
Triad Hospitals, Inc.:
7.00% due 11/15/13		50,000	50,000

			589,750

Hospital Supplies - 0.25%

AmerisourceBergen Corp.:
5.88% due 09/15/15 *		175,000	175,875
Universal Hospital Services, Inc.:
10.13% due 11/01/11		175,000	179,375

			355,250

Household Products - 0.47%

ACCO Brands Corp.:
7.63% due 08/15/15		50,000	46,750
Jostens Holding Corp.:
10.25% due 12/01/13 (3)		173,000	126,290
Prestige Brands, Inc.:
9.25% due 04/15/12		50,000	49,250
Procter & Gamble Co.:
2.00% due 06/21/10	J	PY52,000,000	456,608

			678,898

Information Processing - Services - 0.33%

Computer Sciences Corp.:
3.50% due 04/15/08		45,000	43,004
Spheris, Inc.:
11.00% due 12/15/12 *		100,000	89,250
SunGard Data Systems, Inc.:
9.13% due 08/15/13 *		100,000	103,500
10.25% due 08/15/15 *		100,000	101,000
Unisys Corp.:
8.00% due 10/15/12		150,000	135,750

			472,504

Information Processing - Software - 0.12%

Activant Solutions, Inc.:
10.05% due 04/01/10 *(9)		75,000	76,875
SS&C Technologies, Inc.:
11.75% due 12/01/13 *		100,000	101,250

			178,125

Insurance - 0.54%

Allstate Corp.:
5.55% due 05/09/35		45,000	42,973
AMBAC, Inc.:
5.95% due 12/05/35		90,000	90,000
Americo Life, Inc.:
7.88% due 05/01/13 *		28,000	28,771
Assurant, Inc.:
6.75% due 02/15/34		50,000	53,420
Chubb Corp.:
6.00% due 11/15/11		56,000	58,612
Crum & Forster Holdings Corp.:
10.38% due 06/15/13		75,000	78,375
Metropolitan Life Global Funding I:
4.25% due 07/30/09 *		88,000	86,142
4.63% due 08/19/10 *		40,000	39,211

MIC Financing Trust I:
8.38% due 02/01/27 *	113,000	115,998
Ohio Casualty Corp.:
7.30% due 06/15/14	75,000	79,634
Selective Insurance Group, Inc.:
6.70% due 11/01/35 *(1)	50,000	50,157
St. Paul Travelers Cos., Inc.:
5.50% due 12/01/15	56,000	55,701

		778,994

Leisure & Tourism - 1.41%

Brunswick Corp.:
5.00% due 06/01/11	63,000	61,714
Circus & Eldorado Joint Venture:
10.13% due 03/01/12	335,000	354,262
Denny’s Corp.:
10.00% due 10/01/12	125,000	125,625
Eldorado Casino Shreveport Capital Corp.:
10.00% due 08/01/12	151,525	142,434
Eldorado Resorts LLC:
9.00% due 04/15/14 (1)(8)	250,000	250,000
Gaylord Entertainment Co.:
6.75% due 11/15/14	150,000	144,750
K2, Inc.:
7.38% due 07/01/14	50,000	49,375
Restaurant Co.:
10.00% due 10/01/13 *	25,000	23,000
Riviera Holdings Corp.:
11.00% due 06/15/10 (12)	60,000	64,800
Sbarro, Inc.:
11.00% due 09/15/09	175,000	173,250
Starwood Hotels & Resorts Worldwide, Inc.:
7.88% due 05/01/12	150,000	164,250
True Temper Sports, Inc.:
8.38% due 09/15/11	175,000	157,500
Waterford Gaming LLC:
8.63% due 09/15/12 *	84,000	90,300
Worldspan Financing Corp.:
10.59% due 02/15/11 *(9)	275,000	237,187

		2,038,447

Machinery - 0.05%

Dresser-Rand Group, Inc.:
7.38% due 11/01/14 *	66,000	67,485

Medical - Biomedical/Gene - 0.12%

Genentech Inc.:
5.25% due 07/15/15	190,000	178,602

Metals - 0.48%

Alaska Steel Corp.:
7.88% due 02/15/09	25,000	23,875
Allegheny Technologies, Inc.:
8.38% due 12/15/11	50,000	54,000
Chaparral Steel Co.:
10.00% due 07/15/13 *	50,000	53,125
Crown Cork & Seal Co., Inc.:
7.38% due 12/15/26	75,000	68,250
8.00% due 04/15/23	200,000	190,500
Freeport McMoRan Resources:
7.00% due 02/15/08	50,000	51,000
Metals USA, Inc.:
11.13% due 12/01/15 *	100,000	102,250
Phelps Dodge Corp.:
6.13% due 03/15/34	106,000	102,873
Renco Metals, Inc.:
11.50% due 07/01/03 +(1)(5)(6)(8)	75,000	0
Ryerson Tull, Inc.:
8.25% due 12/15/11	25,000	24,437
9.13% due 07/15/06	25,000	25,344

		695,654

Mining - 0.03%

Newmont Mining Corp.:
8.63% due 05/15/11	40,000	46,050

Multimedia - 0.25%

Haights Cross Operating Co.:
11.75% due 08/15/11	100,000	108,125
News America, Inc.:
7.30% due 04/30/28	50,000	54,074
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	135,000	158,965
Time Warner, Inc.:
6.63% due 05/15/29	45,000	45,768

		366,932

Oil & Gas - 2.34%

Belden & Blake Corp.:
8.75% due 07/15/12	50,000	51,250
Chaparral Energy, Inc.:
8.50% due 12/01/15 *	600,000	609,000
Chesapeake Energy Corp.:
6.25% due 01/15/18	250,000	239,375
6.63% due 01/15/16	25,000	24,750
6.88% due 11/15/20 *	75,000	73,875
Colorado Interstate Gas Co.:
6.85% due 06/15/37	75,000	76,334
Compton Petroleum Corp.:
7.63% due 12/01/13 *	50,000	50,750
ConocoPhillips:
7.00% due 03/30/29	100,000	118,385
Dynegy-Roseton/Danskammer:
7.67% due 11/08/16	75,000	75,188
El Paso Production Holding Co.:
7.75% due 06/01/13	550,000	563,750
Encore Acquisition Co.:
6.00% due 07/15/15	50,000	46,000
6.25% due 04/15/14	25,000	23,813
Enterprise Products Operating LP:
6.88% due 03/01/33	100,000	104,090

Exco Resources, Inc.:
7.25% due 01/15/11	65,000	65,813
Grant Prideco, Inc.:
6.13% due 08/15/15 *	25,000	24,750
Hanover Compressor Co.:
zero coupon due 03/31/07	25,000	22,250
Hilcorp Energy LP:
7.75% due 11/01/15 *	175,000	177,187
10.50% due 09/01/10 *	134,000	148,405
KeySpan Corp.:
4.90% due 05/16/08	166,000	165,766
Newfield Exploration Co.:
6.63% due 09/01/14	100,000	101,000
Oslo Seismic Services, Inc.:
8.28% due 06/01/11	141,235	146,495
Pacific Energy Partners LP:
6.25% due 09/15/15 *	50,000	49,250
Pride International, Inc.:
7.38% due 07/15/14	50,000	53,875
Seitel, Inc.:
11.75% due 07/15/11	250,000	276,250
Southern California Gas Co.:
5.75% due 11/15/35	100,000	99,968

		3,387,569

Paper/Forest Products - 0.77%

Boise Cascade LLC:
7.03% due 10/15/12 (9)	175,000	169,750
Caraustar Industries, Inc.:
7.38% due 06/01/09	25,000	24,063
9.88% due 04/01/11	100,000	100,500
Constar International, Inc.:
7.72% due 02/15/12 (9)	75,000	73,500
Fibermark, Inc.:
10.75% due 04/15/11 +(2)(5)	75,000	56,250
Georgia-Pacific Corp.:
8.00% due 01/15/14	100,000	110,875
Huntsman Packaging Corp.:
13.00% due 06/01/10 (15)(16)	100,000	19,000
Packaging Corp. of America:
5.75% due 08/01/13 (15)(16)	42,000	39,885
Pliant Corp.:
11.13% due 09/01/09 (15)(16)	303,000	262,095
13.00% due 06/01/10 (15)(16)	100,000	19,000
Specialty Paperboard, Inc.:
9.38% due 10/15/06 +(2)(5)	325,000	240,500

		1,115,418

Publishing - 0.04%

Network Communications, Inc.:
10.75% due 12/01/13 *	50,000	49,625

Railroads & Equipment - 0.18%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	38,000	45,914
8.13% due 04/15/20	77,000	96,003
Norfolk Southern Corp.:
5.59% due 05/17/25	122,000	120,442

		262,359

Real Estate - 0.05%

Brascan Corp.:
8.13% due 12/15/08	69,000	74,666

Real Estate Investment Trusts - 0.44%

Commercial Net Lease Realty:
6.15% due 12/15/15	40,000	40,194
National Health Investors, Inc.:
7.30% due 07/16/07	75,000	76,451
Omega Healthcare Investors, Inc.:
6.95% due 08/01/07	25,000	25,187
Senior Housing Properties Trust:
8.63% due 01/15/12	250,000	273,750
Trustreet Properties, Inc.:
7.50% due 04/01/15	225,000	226,125

		641,707

Retail - 0.68%

Ferrellgas LP:
6.75% due 05/01/14	225,000	210,937
May Department Stores Co.:
6.65% due 07/15/24	101,000	103,715
MTS, Inc.:
9.38% due 03/15/09 (1)(4)(8)	15,783	4,104
Neiman Marcus Group, Inc.:
10.38% due 10/15/15 *	125,000	126,406
Rite Aid Corp.:
8.13% due 05/01/10	100,000	100,000
Saks, Inc.:
9.88% due 10/01/11	200,000	219,000
Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	225,000	221,625

		985,787

Savings & Loan - 0.34%

Charter One Bank FSB:
6.38% due 05/15/12	211,000	225,597
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	120,000	117,231
World Savings Bank FSB:
4.13% due 12/15/09	152,000	147,523

		490,351

Semiconductors - 0.17%

Advanced Micro Devices, Inc.:
7.75% due 11/01/12	250,000	251,875

Telecommunications - 3.23%

Alltel Corp.:
4.66% due 05/17/07	38,000	37,808
American Cellular Corp.:
10.00% due 08/01/11	400,000	433,000
AT&T Wireless Services, Inc.:
7.88% due 03/01/11	246,000	275,500
Cincinnati Bell Telephone Co.:
7.18% due 12/15/23	25,000	25,125
7.20% due 11/29/23	125,000	122,500
Cincinnati Bell, Inc.:
7.00% due 02/15/15	125,000	120,625
7.25% due 06/15/23	25,000	24,000
Corning, Inc.:
6.85% due 03/01/29	42,000	41,752
GTE Northwest, Inc.:
5.55% due 10/15/08	40,000	39,865
ICO North America, Inc.:
7.50% due 08/15/09 (1)(8)	125,000	128,750
Insight Midwest LP:
9.75% due 10/01/09	50,000	51,438
LCI International, Inc.:
7.25% due 06/15/07	1,525,000	1,521,188
New England Telephone & Telegraph Co.:
7.88% due 11/15/29	50,000	55,218
New York Telephone Co.:
7.00% due 06/15/13	59,000	61,652
Nextel Communications, Inc.:
6.88% due 10/31/13	175,000	182,025
Qwest Corp.:
7.25% due 09/15/25	50,000	49,625
Rural Cellular Corp.:
9.75% due 01/15/10	225,000	225,000
10.04% due 11/01/12 *(9)	125,000	123,750
Southwestern Bell Telephone Co.:
6.55% due 10/07/08	200,000	206,460
Sprint Capital Corp.:
6.88% due 11/15/28	11,000	11,815
Triton PCS, Inc.:
8.50% due 06/01/13	250,000	236,250
8.75% due 11/15/11	100,000	74,500
United States West Communications, Inc.:
7.13% due 11/15/43	175,000	155,750
7.25% due 10/15/35	150,000	142,875
7.50% due 06/15/23	25,000	24,625
Valor Telecommunications Enterprises LLC:
7.75% due 02/15/15	165,000	161,700
Verizon New York, Inc., Series B:
7.38% due 04/01/32	151,000	154,945

		4,687,741

Textile - Products - 0.05%

Collins & Aikman Floor Cover:
9.75% due 02/15/10	79,000	72,680

Tobacco - 0.15%

Alliance One International, Inc.:
12.75% due 11/15/12 *	125,000	96,250
North Atlantic Holding Co., Inc.:
12.25% due 03/01/14 (3)	175,000	35,000
North Atlantic Trading Co.:
9.25% due 03/01/12	125,000	85,000

		216,250

Utilities - Electric - 3.02%

AES Corp.:
8.88% due 11/01/27	225,000	244,125
Calpine Corp.:
4.75% due 11/15/23 (15)(16)	850,000	205,062
8.75% due 07/15/13 *(15)(16)	1,455,000	1,091,250
Carolina Power & Light Co.:
5.25% due 12/15/15	80,000	79,091
Cleco Power LLC:
6.50% due 12/01/35	90,000	88,831
Consolidated Edison, Inc.:
3.63% due 08/01/08	79,000	76,438
Consolidated Natural Gas Co.:
5.38% due 11/01/06	34,000	34,134
Dominion Resources, Inc.:
5.95% due 06/15/35	40,000	38,381
Edison Mission Energy:
9.88% due 04/15/11	150,000	174,563
Entergy Louisiana, Inc.:
5.83% due 11/01/10	135,000	134,426
Mission Energy Holding Co.:
13.50% due 07/15/08	675,000	784,688
Pepco Holding, Inc.:
5.50% due 08/15/07	81,000	81,501
PSEG Power LLC:
5.50% due 12/01/15	40,000	39,253
7.75% due 04/15/11	40,000	44,130
PSI Energy, Inc.:
6.12% due 10/15/35	50,000	49,914
7.85% due 10/15/07	119,000	124,688
Puget Sound Energy, Inc.:
5.20% due 10/01/15	130,000	128,212
Reliant Energy, Inc.:
6.75% due 12/15/14	25,000	21,875
Reliant Resources, Inc.:
9.50% due 07/15/13	50,000	51,000
Southern Energy Corp.:
7.90% due 07/15/09 *+(2)(5)	725,000	882,687

		4,374,249

Utilities - Gas, Distribution - 0.03%

Sempra Energy:
4.62% due 05/17/07	38,000	37,752

Utilities - Gas, Pipeline - 1.25%

El Paso Natural Gas Co.:
7.63% due 08/01/10		175,000	182,096
8.63% due 01/15/22		275,000	306,312
NGC Corp. Capital Trust I:
8.32% due 06/01/27		950,000	836,000
Pacific Energy Partners LP:
7.13% due 06/15/14		125,000	130,000
Reliant Energy Resources Corp.:
7.75% due 02/15/11		80,000	88,537
Transcontinental Gas Pipe Line Corp.:
8.88% due 07/15/12		50,000	57,000
Williams Cos., Inc.:
7.88% due 09/01/21		200,000	211,000

			1,810,945

Total Corporate Bonds
(Cost $46,541,500)			45,583,279

FOREIGN BONDS & NOTES - 34.39%
Banks - 0.17%

Banco Continental de Panama:
6.63% due 12/01/10 *(1)		100,000	99,948
HBOS Treasury Services PLC:
3.50% due 11/30/07 *		64,000	62,384
NIB Capital Bank NV:
5.82% due 12/11/13 *(10)		80,000	78,597

			240,929

Broadcasting - 0.32%

Grupo Televisa SA:
6.63% due 03/18/25		149,000	147,780
Telenet Group Holding NV:
11.50% due 06/15/14 *(3)		393,000	319,313

			467,093

Building Materials - 0.08%

North American Energy Partners, Inc.:
8.75% due 12/01/11		125,000	116,875

Chemical - 0.33%

Rhodia SA:
8.88% due 06/01/11		475,000	482,125

Conglomerates - 0.03%

Tyco International Group SA:
6.88% due 01/15/29		40,000	42,777

Drugs - 0.63%

Abbott Japan Co., Ltd.:
1.05% due 11/06/08	JPY	50,000,000	422,529
Elan Finance PLC/ Elan Finance Corp.:
7.75% due 11/15/11		425,000	389,938
8.34% due 11/15/11 (9)		100,000	93,000

			905,467

Financial Services - 1.77%

Aries Vermogensverwaltung GmbH:
9.60% due 10/25/14		1,250,000	1,610,125
Bluewater Finance, Ltd.:
10.25% due 02/15/12		125,000	133,438
Diageo Capital PLC:
4.38% due 05/03/10		68,000	66,420
Elan Capital Corp., Ltd.:
6.50% due 11/10/08		50,000	76,745
FBG Finance, Ltd.:
5.88% due 06/15/35 *		40,000	38,604
HBOS Capital Funding LP:
6.85% due 03/23/09		125,000	125,625
Nationwide Building Society:
2.63% due 01/30/07 *		65,000	63,403
Nell AF SARL:
8.38% due 08/15/15 *		375,000	367,500
UFJ Finance Aruba AEC:
6.75% due 07/15/13		80,000	86,837

			2,568,697

Freight - 0.15%

Ultrapetrol Bahamas, Ltd.:
9.00% due 11/24/14		225,000	211,500

Government Agencies - 29.27%

Brazil Federative Republic:
5.25% due 04/15/12 (9)		1,127,956	1,109,683
7.88% due 03/07/15		500,000	513,000
8.00% due 01/15/18		1,560,000	1,638,000
8.25% due 01/20/34		350,000	348,950
8.75% due 02/04/25		820,000	854,440
8.88% due 04/15/24		100,000	105,500
10.00% due 08/07/11		200,000	229,600
10.25% due 06/17/13		495,000	585,090
11.00% due 01/11/12		80,000	96,240
11.00% due 08/17/40		2,275,000	2,802,800
12.50% due 01/05/16 (1)	BRL	1,348,000	586,672
14.50% due 10/15/09		340,000	431,800
Federal Republic of Germany:
3.50% due 10/09/09	EUR	310,000	371,950
Government of Australia:
7.50% due 09/15/09	AUD	1,740,000	1,380,063
Government of Canada:
4.25% due 09/01/08	CAD	1,200,000	1,040,364
5.00% due 06/01/14	CAD	320,000	293,394
5.75% due 09/01/06	CAD	1,078,000	937,790
Government of France:
5.50% due 04/25/29	EUR	175,000	260,587
Government of Ukraine:
7.65% due 06/11/13		490,000	531,552
Government of United Kingdom:
5.00% due 03/07/08	GBP	322,000	565,426
5.00% due 09/07/14	GBP	160,000	291,970
Kingdom of Spain:
5.35% due 10/31/11	EUR	530,000	695,984
6.15% due 01/31/13	EUR	510,000	708,792

Kingdom of Sweden:
4.50% due 08/12/15	SEK	9,140,000	1,234,430
5.00% due 01/28/09	SEK	11,800,000	1,555,837
Republic of Argentina:
4.01% due 08/03/12 (9)(13)		1,070,000	841,020
5.25% due 12/31/38 (3)		2,333,637	749,097
8.28% due 12/31/33		1,490,330	1,247,407
Republic of Colombia:
8.25% due 12/22/14		155,000	170,500
10.75% due 01/15/13		290,000	357,570
Republic of Greece:
4.65% due 04/19/07	EUR	594,000	717,578
5.25% due 05/18/12	EUR	480,000	625,993
Republic of Hungary:
9.00% due 04/12/07	HUF	96,000,000	459,331
Republic of Indonesia:
7.25% due 04/20/15		300,000	304,351
Republic of Italy:
5.25% due 12/15/05	EUR	478,000	563,989
5.25% due 11/01/29	EUR	642,000	895,469
Republic of Peru:
5.00% due 03/07/17 (10)		140,250	136,744
7.35% due 07/21/25		1,225,000	1,259,300
Republic of South Africa:
13.00% due 08/31/10	ZAR	6,050,000	1,136,773
13.50% due 09/15/15	ZAR	1,150,000	247,108
Republic of Turkey:
7.25% due 03/15/15		160,000	166,200
11.88% due 01/15/30		1,625,000	2,417,187
Republic of Uruguay:
7.50% due 03/15/15		150,000	148,500
8.00% due 11/18/22		190,000	186,912
9.25% due 05/17/17		280,000	308,700
Republic of Venezuela:
8.50% due 10/08/14		680,000	727,940
9.25% due 09/15/27		925,000	1,067,450
9.38% due 01/13/34		510,000	586,500
Russian Federation:
5.00% due 03/31/30 (3)		3,600,000	4,032,720
12.75% due 06/24/28		150,000	273,150
United Mexican States:
6.38% due 01/16/13		295,000	311,520
6.63% due 03/03/15		1,000,000	1,080,000
6.75% due 09/27/34		190,000	203,775
7.50% due 04/08/33		400,000	468,600
8.13% due 12/30/19		285,000	349,125
8.30% due 08/15/31		210,000	267,225
9.50% due 12/18/14	MXN	8,825,000	881,246

			42,358,894

Insurance - 0.17%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15		275,000	250,937

Leisure & Tourism - 0.12%

Corporacion Interamericana de Entretenimiento SA:
8.88% due 06/14/15 *		75,000	73,500
Grupo Posadas SA de CV:
8.75% due 10/04/11 *		100,000	104,750

			178,250

Metals - 0.21%

CSN Islands VIII Corp.:
10.00% due 01/15/15 *		175,000	193,812
Inco, Ltd.:
7.20% due 09/15/32		59,000	63,413
Noranda, Inc.:
6.00% due 10/15/15		40,000	40,002

			297,227

Mining - 0.04%

Teck Cominco, Ltd.:
6.13% due 10/01/35		55,000	52,766

Oil & Gas - 0.25%

ENI Coordination Center:
5.25% due 12/27/07	GBP	135,000	236,177
Nexen, Inc.:
5.88% due 03/10/35		50,000	48,191
Petro-Canada:
7.00% due 11/15/28		76,000	84,365

			368,733

Paper/Forest Products - 0.57%

Abitibi-Cons., Inc.:
8.55% due 08/01/10		275,000	281,187
8.85% due 08/01/30		75,000	66,000
Stora Enso Oyj:
3.88% due 12/15/09	SEK	3,200,000	399,928
Tembec Industries, Inc.:
8.63% due 06/30/09		125,000	82,500

			829,615

Retail - 0.11%

Jean Coutu Group, Inc.:
8.50% due 08/01/14		175,000	162,312

Semiconductors - 0.03%

STATS ChipPAC, Ltd.:
6.75% due 11/15/11		50,000	48,500

Telecommunications - 0.14%

British Telecommunications PLC:
7.63% due 12/15/05		65,000	65,052
Telecom Italia Capital SA:
4.00% due 01/15/10		14,000	13,322
6.00% due 09/30/34		83,000	79,361
Telus Corp.:
7.50% due 06/01/07		32,000	33,102

			190,837

Utilities - Electric - 0.00%

AES Drax Energy, Ltd.:
11.50% due 08/30/10 + (2)		175,000	175

Total Foreign Bonds & Notes
(Cost $49,220,619)		49,773,709

SUPRANATIONAL - 0.05%
Semiconductors - 0.05%

MagnaChip Semiconductor SA:
6.88% due 12/15/11	25,000	24,125
8.00% due 12/15/14	50,000	46,250

Total Supranational
(Cost $76,287)		70,375

UNITED STATES GOVERNMENT BONDS - 22.83%
Government Agencies - 12.05%

Federal Home Loan Bank:
3.50% due 05/15/07	400,000	393,216
3.88% due 12/20/06	400,000	396,712
4.50% due 09/08/08	400,000	397,566
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07	416,000	410,776
3.88% due 03/03/08	280,000	274,981
4.13% due 07/12/10	200,000	194,598
4.25% due 06/23/08	400,000	393,636
4.35% due 06/02/08	400,000	395,221
4.45% due 03/06/08	400,000	397,142
4.50% due 02/01/20	556,329	538,180
4.50% due 08/01/20	197,534	191,090
5.00% due 09/01/18	746,922	737,254
5.00% due 07/01/20	474,493	467,614
5.00% due 05/01/34	719,447	693,571
5.00% due 02/01/35	118,104	113,856
5.00% due 08/01/35	892,971	859,023
5.00% due 11/01/35	999,900	961,887
5.50% due 07/01/35	1,078,101	1,063,544
6.00% due 01/01/30	51,758	52,255
6.00% due 02/01/32	271,763	274,207
6.00% due 07/01/35	374,864	377,768
6.50% due 07/01/29	8,242	8,464
6.88% due 09/15/10	772,000	840,584
7.00% due 06/01/29	25,474	26,560
Federal National Mtg. Assoc.:
3.00% due 03/02/07	400,000	391,840
4.50% due 06/01/19	453,968	439,736
4.75% due 12/15/10	251,000	250,213
5.00% due 06/01/19	189,785	187,135
5.00% due 03/01/34	349,986	337,498
5.00% due 11/01/34	483,430	466,181
5.25% due 08/01/12	384,000	386,977
5.50% due 03/01/18	37,454	37,663
5.50% due 07/01/19	339,056	340,679
5.50% due 01/01/29	87,764	86,743
5.50% due 05/01/29	28,755	28,417
5.50% due 06/01/34	455,320	448,979
5.50% due 03/01/35	895,419	882,210
6.00% due 02/01/32	109,498	110,299
6.00% due 10/01/34	1,682,747	1,693,106
6.00% due 06/01/35	186,280	187,432
6.50% due 12/01/31	122,575	125,721
6.50% due 04/01/34	324,024	331,835
6.50% due 02/01/35	132,946	136,159
7.50% due 03/01/32	9,099	9,553
8.50% due 08/01/31	22,307	24,150
Tennessee Valley Auth.:
4.65% due 06/15/35	81,000	74,979

		17,437,210

Government Obligations - 10.78%

United States Treasury Bonds:
5.38% due 02/15/31	2,923,000	3,211,646
6.25% due 08/15/23	495,000	579,208
United States Treasury Notes:
2.50% due 05/31/06	205,000	203,190
3.38% due 10/15/09	73,000	70,300
3.50% due 08/15/09	1,500,000	1,453,008
3.63% due 01/15/10	538,000	521,692
3.88% due 05/15/10	65,000	63,540
3.88% due 07/15/10	45,000	43,961
3.88% due 09/15/10	26,000	25,370
4.00% due 06/15/09	410,000	404,394
4.00% due 04/15/10	34,000	33,417
4.00% due 02/15/15	500,000	479,942
4.13% due 05/15/15	38,000	36,789
4.25% due 10/15/10	90,000	89,248
4.25% due 08/15/14	82,000	80,337
4.25% due 08/15/15	516,000	504,350
4.50% due 11/15/10	40,000	40,130
4.50% due 11/15/15	617,000	617,096
6.50% due 10/15/06	100,000	101,726
6.50% due 02/15/10	300,000	323,426
6.88% due 05/15/06	6,650,000	6,725,591

		15,608,361

Total United States Government Bonds
(Cost $33,492,892)		33,045,571

COMMON STOCK - 1.52%
Broadcasting - 0.12%

Charter Communications, Inc., Class A+	150,000	178,500

Commercial Services - 0.05%

NES Rentals Holdings, Inc.+	5,026	65,338

Leisure & Tourism - 0.02%

Shreveport Gaming Holdings, Inc. +(1)(8)(17)	1,280	29,470

Oil & Gas - 0.44%

Trico Marine Services, Inc.+	25,400	632,714

Real Estate Investment Trusts - 0.09%

Meristar Hospitality Corp.+	13,490	132,067

Retail - 0.00%

MTS, Inc. +(1)(8)	3,863	0

Telecommunications - 0.80%

Alamosa PCS Holdings, Inc.+	1	18
iPCS, Inc.+(8)	27,658	1,164,402

		1,164,420

Total Common Stock
(Cost $1,235,332)		2,202,509

PREFERRED STOCK - 0.78%
Broadcasting - 0.28%

Paxson Communications Corp.
13.25% (4)	48	406,800

Commercial Services - 0.03%

Rent-Way, Inc. 8.00% (1)(8)(17)	4	38,719

Financial Services - 0.26%

Fannie Mae 7.00% (9)	997	55,433
Freddie Mac 5.70%	921	43,886
General Electric Capital Corp. 8.00% (3)	12,000	278,400

		377,719

Insurance - 0.18%

Endurance Specialty Holdings, Ltd. 7.75%	11,000	262,350

Retail - 0.03%

GNC Corp. 12.00% due (4)	50	40,000

Total Preferred Stock
(Cost $1,134,513)		1,125,588

RIGHTS - 0.20%
Foreign Government Agencies - 0.20%

Republic of Argentina, Expires 12/15/35 (14)
(Cost $308,039)	6,481,972	291,689

WARRANTS - 0.00%
Telecommunications - 0.00%

GT Group Telecommunications, Inc.:
Expires 02/01/10 (Strike Price $0.00) *+(1)(8)
(Cost $0)	50	1

Total Long-Term Investment Securities
(Cost $136,948,970)		137,001,714

SHORT-TERM INVESTMENT SECURITIES - 3.45%
Commercial Paper - 3.45%

UBS Finance, Inc.:
4.08% due 12/01/05
(Cost $5,000,000)	$5,000,000	5,000,000

REPURCHASE AGREEMENT - 0.88%

Agreement with State Street Bank & Trust Co., bearing interest at 3.68%, dated 11/30/05, to be repurchased 12/01/05 in the amount of $1,268,130 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 02/15/08 and having an approximate value of $1,307,954

(Cost $1,268,000)	1,268,000	1,268,000

TOTAL INVESTMENTS
(Cost $143,216,970)(7)	98.98%	143,269,714
Other assets less liabilities	1.02%	1,469,870

NET ASSETS	100.00%	144,739,584

Pass Through - Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made.

Therefore, the effective maturity is shorter than the stated maturity.

+	Non-income producing security

*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2005, the aggregate value of these securities was $8,905,921 representing 6.15% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	Denominated in United States dollars unless otherwise indicated.

(1)	Fair valued security (see Note 1)

(2)	Bond in default

(3)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	PIK (“Payment-in-Kind”) security. Payments made with additional securities in lieu of cash.

(5)	Company has filed for Chapter 11 bankruptcy protection.

(6)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	Illiquid security

(9)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of November 30, 2005.

(10)	Variable rate security - the rate reflected is as of November 30, 2005; maturity date reflects next reset date.

(11)	Commercial Mortgage-Backed Security

(12)	Security represents an investment in an affiliated company (see Note 3).

(13)	The par value of this security is at a ratio of 87.50/100.

(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.

(15)	Company has filed for Chapter 11 bankruptcy protection subsequent to November 30, 2005.

(16)	Bond in default subsequent to November 30, 2005.

(17)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2005, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares/ Par	Acquisition Cost	Market Value	Value as a % of Net Assets
Rent-Way, Inc. 8%
Preferred Stock	05/29/2003	3	$25,000
	05/14/2004	1	10,000

		4	$35,000	$38,719	0.03%

Shreveport Gaming Holdings, Inc.	07/21/2005	257	$5,918
Common Stock	07/29/2005	1,023	23,552

		1,280	$29,470	$29,470	0.02%

				$68,189	0.05%

Open Forward Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
* JPY 1,127,600,000	USD	9,858,453	02/03/2006	$373,103
JPY 214,800,000	USD	1,877,967	02/03/2006	71,074

				444,177

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Depreciation
* USD 4,119,535	JPY	481,450,000	02/03/2006	(69,586)
* USD 224,761	JPY	26,150,00	02/03/2006	(4,787)
* USD 1,614,187	JPY	188,650,000	02/03/2006	(27,267)

				(101,640)

Net Unrealized Appreciation (Depreciation)				$342,537

*	Represents open forward currency contracts and offsetting or partially offsetting open forward currency contracts that do not have additional market risk but have continued counterparty settlement risk.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

NOTES TO SCHEDULE OF INVESTMENTS – (continued)

Note 2 — Repurchase Agreements

At November 30, 2005, Money Market II Fund held 0.62% undivided interest, representing $926,000 in principal amount in a joint repurchase agreement with State Street Bank and Trust Co. which is dated November 30, 2005, bears interest at a rate of 3.48% per annum, has a principal amount of $149,641,000 a repurchase price of $149,655,465 and matures December 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	4.75%	11/15/08	$150,900,000	$152,635,199

In addition, at November 30, 2005, Money Market II Fund held 3.00% undivided interest, representing $9,000,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated November 30, 2005, bears interest at a rate of 3.94% per annum, has a principal amount of $300,000,000, a repurchase price of $300,032,833 and matures December 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.38%	1/15/25	$50,000,000	$54,722,130
U.S. Treasury Inflation Index Bonds	3.63%	4/15/28	162,007,000	251,396,810

NOTES TO SCHEDULE OF INVESTMENTS – (continued)

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of November 30, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC II Funds*	$102,026	$—
Conservative Growth Lifestyle	Various VC II Funds*	242,836	—
Core Bond	Riviera Holdings Corp. 11.00% due 6/15/10	688	—
High Yield Bond	Riviera Holdings Corp. 11.00% due 6/15/10	4,125	—
Moderate Growth Lifestyle	Various VC II Funds*	363,780	—
Small Cap Growth	IPC Holdings, Ltd.	1,608	—
Socially Responsible	American International Group, Inc.	169	—
Strategic Bond	Riviera Holdings Corp. 11.00% due 6/15/10	1,650	—

Fund	Security	Market Value at 08/31/05	Cost of Purchases		Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Discount (Premium) Amortization	Market Value at 11/30/05
Aggressive Growth Lifestyle	Various VC II Funds*	$40,685,042	$4,313,412	†	$4,314,867	$773,557	284,949	$—	$41,742,093
Conservative Growth Lifestyle	Various VC II Funds*	34,522,660	4,126,797	†	5,010,279	349,252	(346,956)	—	33,641,474
Core Bond	Riviera Holdings Corp. 11.00% due 6/15/10	27,250	—		—	—	(203)	(47)	27,000
High Yield Bond	Riviera Holdings Corp. 11.00% due 6/15/10	163,500	—		—	—	(1,872)	372	162,000
Moderate Growth Lifestyle	Various VC II Funds*	73,910,825	9,364,433	†	8,567,712	890,308	113,385	—	75,711,239
Small Cap Growth	IPC Holdings, Ltd.	263,243	—		201,875	(45,131)	(16,237)	—	—
Socially Responsible	American International Group, Inc.	66,837	—		—	—	8,964	—	75,801
Strategic Bond	Riviera Holdings Corp. 11.00% due 6/15/10	65,400	—		—	—	(625)	25	64,800

*	See Schedule of Investments for details.
†	Includes reinvestment of distributions paid.

NOTES TO SCHEDULE OF INVESTMENTS – (continued)

Note 4 — Federal Income Taxes

As of November 30, 2005, the amounts of unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$37,307,906	$4,779,858	$345,671	$4,434,187
Capital Appreciation	43,114,490	7,239,168	1,020,208	6,218,960
Conservative Growth Lifestyle	32,407,724	1,837,910	604,159	1,233,751
Core Bond	90,753,219	745,471	1,877,908	(1,132,437)
High Yield Bond	79,703,775	4,608,695	4,455,901	152,794
International Small Cap Equity	185,055,702	21,828,220	3,424,128	18,404,092
Large Cap Value	81,145,869	14,173,235	2,228,548	11,944,687
Mid Cap Growth	46,225,709	8,032,337	831,468	7,200,869
Mid Cap Value	280,796,391	40,357,204	7,213,701	33,143,503
Moderate Growth Lifestyle	70,138,920	6,316,434	744,115	5,572,319
Money Market	78,430,372	—	—	—
Small Cap Growth	38,061,995	10,210,560	2,239,840	7,970,720
Small Cap Value	87,631,356	14,903,215	2,616,673	12,286,542
Socially Responsible	145,887,079	7,671,705	3,697,433	3,974,272
Strategic Bond	143,260,935	3,972,738	3,963,960	8,778

Note 5 — Other Matters

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of The Variable Annuity Life Insurance Company (“VALIC”), AIG Global Investment Corp. (“AIGGIC”) and AIG SunAmerica Asset Management Corp. (“SAAMCo”). AIGGIC and SAAMCo serve as subadvisers to several of the Funds. Neither VALIC, AIGGIC, SAAMCo or their respective officers and directors, nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In VALIC’s view, the matters alleged in the lawsuit are not material in relation to the financial position of VALIC, AIGGIC or SAAMCo, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then VALIC, AIGGIC and SAAMCo will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 27, 2006

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 27, 2006